United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        ---------------------------------

             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                          ----------------------------
                             Towson, Maryland 21204
                             ----------------------

               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                                ----------------
                    Campbell & Company Investment Adviser LLC
                    -----------------------------------------
                          210 West Pennsylvania Avenue
                          ----------------------------
                             Towson, Maryland 21204
                             ----------------------

                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235
                                                           --------------

                   Date of fiscal year end: December 31, 2006
                                            -----------------

                     Date of reporting period: June 30, 2006
                                               -------------

Item 1. Reports to Shareholders

Dear Shareholder,

The year began with a modest gain for the Trust. January was a relatively quiet month in currencies, while global equity markets were choppy. Geopolitical concerns, demand fundamentals and increased investor interest continued to drive metals and energy prices higher. Energy was the Trust's best performing sector in January. The energy markets were volatile but profitable as losses in natural gas were more than offset by gains in the crude oil complex. Industrial and precious metals prices also rose in January, contributing small gains to the Trust. The cash equities trading models contributed negatively. The long end of the US yield curve reversed sharply in mid-month, resulting in losses as interest rate markets tried to assimilate conflicting economic data and the change in Federal Reserve leadership. Continued weakening of the US dollar also resulted in losses, but was somewhat offset by gains earned on non-dollar positions.

Net performance was slightly negative in February. Prices for crude oil and natural gas fell sharply in February as inventory build-ups weighed on the market in the midst of one of the mildest winters on record in the northeastern US. Concern over geopolitical tensions also eased somewhat. While this brought welcome relief at the gas pumps, the trend reversal was the major source of the Trust's losses this month. Very positive performance from cash equity trading almost completely offset the energy sector losses, while equity index trading favored European over US markets. A relatively quiet month in currencies left the Trust mainly flat as the markets tried to ascertain the major central banks policy intentions for 2006. Ben Bernanke's first official appearances as Chairman of the Fed and the reintroduction of the US 30yr Bond were digested by the bond markets, but the Trust did make some gains on its short-term interest rate positions.

Strong performance from several sectors contributed to a strong March and a solid finish to the first quarter. The biggest gains in March came from currencies, as the US dollar rallied in response to expectations of further interest rate hikes. Correspondingly, US and Euro fixed income instruments had their worst quarter in several years, which benefited the Trust's short positions. Energy prices rebounded profitably from February's sell-off on renewed production and supply concerns, but this was not enough to restrain equity prices, and the equity indices sector also finished higher. The Trust's equity long-short program did not fair well, posting a moderate loss on the month.

A sell-off in the US Dollar against all the major currencies resulted in negative performance in April, and the gains earned in most other sectors were not enough to offset the currency losses. The currency sector was active throughout the month, and reacted sharply to comments by Ben Bernanke suggesting that US interest rate hikes may be near an end. Concern that the US dollar may be losing its position as the world's primary reserve currency also led to heavy dollar selling. The decline was exacerbated by the rally in non-dollar currencies amid expectations that other central banks may be about to begin rate-hike campaigns. Base metals and energy markets traded higher, pushing the price of crude oil to all-time new highs, the only bright spot for the Trust in April. The cash equities trading models contributed negatively, while fixed income trading was flat.

Performance in May was negative as another trend reversal, this time in equities, took its toll on the Trust. Global stock indices posted steep declines, reversing much of their year-to-date gains, amid renewed fears of inflation, rising interest rates, and a growing concern about the housing slow-down. The US dollar continued to slide against the major currencies through the first half of the month, though not as severely as in April, and while it improved somewhat in the latter part of the month, it was not enough to recover the earlier losses. Energy and precious metals prices came off their highs in response to a perceived easing of Middle East tensions, and also resulted in small losses. Moderate profits from cash equity trading and small gains in base metals were not enough to offset currency, equity index and fixed income instrument losses, resulting in overall net negative performance again in May.

Volatile markets across the globe resulted in modest losses for the Trust during the month of June. Markets in most sectors were choppy as traders tried to interpret the monetary policies expressed by each of the world's major central banks. Gains made in the fixed income sector were offset by currency losses. Expectations of slowed economic growth due to central bank policies as well as the shifting sands of geopolitical concerns continued to pressure prices for both precious and base metals resulting in small losses while the mixed equity picture caused a small loss in the Trust's equity index sector and cash equities. Small gains were made in the energy sector as prices moved higher in response to continuing uncertainty in Iran and the approaching hurricane season.


Best regards,

/s/ Bruce L. Cleland

Bruce L. Cleland
Chief Executive Officer

                        THE CAMPBELL MULTI-STRATEGY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)

ASSETS
  Investment securities at value (cost - $96,078,416)                    $ 96,020,097
  Cash deposits with custodian                                              9,563,869
  Cash deposits with securities broker                                    116,751,914
  Cash deposits with futures broker                                         2,358,323
  Cash deposits with forwards broker                                        1,959,558
  Cash                                                                     42,231,407
  Net unrealized gain on open futures contracts                               862,785
  Receivable for securities sold                                           14,197,984
  Interest and dividends receivable                                           572,579
  Prepaid expenses                                                              5,323
                                                                         ------------
     Total assets                                                        $284,523,839
                                                                         ============

LIABILITIES
  Options written, at fair value (premiums received - $17,338)           $     27,390
  Securities sold short at value (proceeds - $92,509,550)                  92,825,250
  Payable for securities purchased                                         14,455,699
  Net unrealized loss on open forward currency contracts                      721,238
  Accounts payable                                                            103,624
  Accrued commissions and other trading fees on open futures
     and forward currency contracts                                            12,061
  Securities brokerage fees payable                                            36,321
  Dividends payable                                                            63,863
  Trading management fee payable                                              225,553
  Sales fee payable                                                           178,553
  Offering costs payable                                                       84,583
                                                                         ------------
     Total liabilities                                                    108,734,135
                                                                         ------------
NET ASSETS                                                               $175,789,704
                                                                         ============

SHAREHOLDERS' CAPITAL (Net Assets)
  138,737.415 shares outstanding at June 30, 2006; unlimited
     shares authorized                                                    175,789,704
                                                                         ------------
     Total shareholders' capital (Net Assets) (equivalent
       to $1,267.07 per share based on 138,737.415 shares
       outstanding)                                                      $175,789,704
                                                                         ============

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)


INVESTMENT SECURITIES

                                                                               % of Net
Common Stocks (United States)                 Shares          Value          Asset Value
--------------------------------------     -----------      -----------      -----------
Basic Materials                                             $ 1,097,208             0.63%
                                                            -----------      -----------

Communications                                                  963,875             0.55%
                                                            -----------      -----------

Consumer, Cyclical
   Best Buy Co. Inc.                            15,389          843,933             0.48%
   Oxford Industries Inc.                       20,967          826,309             0.47%
   Papa John's International Inc.*              25,915          860,378             0.49%
   Other                                                     14,009,996             7.97%
                                                            -----------      -----------
                                                             16,540,616             9.41%
                                                            -----------      -----------

Consumer, Non-cyclical
   Performance Food Group Co.*                  27,830          845,475             0.48%
   Other                                                      2,295,485             1.30%
                                                            -----------      -----------
                                                              3,140,960             1.78%
                                                            -----------      -----------

Energy
   Anadarko Petroleum Corp.                     23,354        1,113,752             0.63%
   Peabody Energy Corp.                         13,813          770,075             0.44%
   Other                                                      4,615,316             2.63%
                                                            -----------      -----------
                                                              6,499,143             3.70%
                                                            -----------      -----------

Financial
   Accredited Home Lenders
     Holding Co.*                               17,359          829,934             0.47%
   CIT Group Inc.                               14,499          758,153             0.43%
   Goldman Sachs Group Inc.                      5,338          802,995             0.46%
   Lehman Brothers Holdings Inc.                12,295          801,019             0.45%
   Leucadia National Corp.                      26,447          771,988             0.44%
   MGIC Investment Corp.                        12,235          795,275             0.45%
   Nationwide Financial Services Inc.,
     Class A                                    18,193          801,947             0.47%
   PMI Group Inc.                               20,613          918,928             0.52%
   Radian Group Inc.                            14,946          923,364             0.52%
   UnumProvident Corp.                          43,166          782,600             0.45%
   Other                                                      9,358,343             5.32%
                                                            -----------      -----------
                                                             17,544,546             9.98%
                                                            -----------      -----------

                 See Accompanying Notes to Financial Statements.

                                                                               % of Net
Common Stocks (United States)                 Shares           Value         Asset Value
--------------------------------------     -----------      -----------      -----------
Healthcare
   Alpharma Inc., Class A                       34,947      $   840,126             0.48%
   Amerisourcebergen Corp.                      30,938        1,296,920             0.74%
   Boston Scientific Corp.*                     60,389        1,016,951             0.58%
   Cardinal Health Inc.                         17,211        1,107,184             0.63%
   Magellan Health Services Inc.*               20,249          917,482             0.52%
   McKesson Corp.                               17,689          836,336             0.48%
   Progenics Pharmaceuticals Inc.*              33,087          796,073             0.45%
   Wyeth                                        30,371        1,348,776             0.77%
   Other                                                      6,079,459             3.45%
                                                            -----------      -----------
                                                             14,239,307             8.10%
                                                            -----------      -----------

Industrial
   AMR Corp.*                                   55,004        1,398,202             0.80%
   Joy Global Inc.                              17,787          926,525             0.53%
   Middleby Corp.*                               9,043          782,762             0.45%
   Monster Worldwide Inc.                       27,720        1,182,535             0.67%
   Other                                                      7,299,422             4.14%
                                                            -----------      -----------
                                                             11,589,446             6.59%
                                                            -----------      -----------

Technology
   Cisco Systems Inc.*                          39,327          768,056             0.44%
   CSG Systems International Inc.*              33,411          826,588             0.47%
   Qualcomm Inc.                                20,618          826,163             0.47%
   Rambus Inc.*                                 35,554          810,987             0.46%
   Other                                                     11,095,981             6.31%
                                                            -----------      -----------
                                                             14,327,775             8.15%
                                                            -----------      -----------

Utilities
   DTE Energy Co.                               19,389          789,908             0.45%
   Edison International                         22,268          868,452             0.49%
   Energen Corp.                                20,965          805,266             0.46%
   TXU Corp.                                    14,926          892,426             0.51%
   Other                                                      1,233,721             0.70%
                                                            -----------      -----------
                                                              4,589,773             2.61%
                                                            -----------      -----------

     Total common stocks
     (cost - $90,680,907)                                    90,532,649            51.50%
                                                            -----------      -----------

                 See Accompanying Notes to Financial Statements.

                                                                               % of Net
Common Stocks (Non-United States)            Shares            Value         Asset Value
--------------------------------------     -----------      -----------      -----------
Brazil
   Basic Materials                                          $     7,024             0.00%
                                                            -----------      -----------

Canada
   Basic Materials                                              266,491             0.15%
   Consumer, Cyclical                                            21,447             0.01%
   Financial                                                     10,421             0.01%
   Healthcare                                                    18,659             0.01%
   Industrial                                                    70,219             0.04%
   Technology                                                    67,341             0.04%
                                                            -----------      -----------
                                                                454,578             0.26%
                                                            -----------      -----------

Finland
   Technology                                                    27,614             0.02%
                                                            -----------      -----------

Great Britain
   Consumer, Non-cyclical                                         9,727             0.00%
   Energy                                                       346,031             0.20%
                                                            -----------      -----------
                                                                355,758             0.20%
                                                            -----------      -----------

Ireland
   Industrial                                                     4,850             0.00%
                                                            -----------      -----------

Israel
   Healthcare                                                   387,862             0.22%
                                                            -----------      -----------

Japan
   Consumer, Cyclical                                            34,907             0.02%
                                                            -----------      -----------

Malaysia
   Energy                                                            43             0.00%
                                                            -----------      -----------

Mexico
   Communications                                                 2,541             0.00%
                                                            -----------      -----------

Netherlands
   Consumer, Non-cyclical                                        26,406              0.02%
                                                            -----------      -----------

Panama
   Consumer, Non-cyclical                                       165,875             0.09%
   Industrial
      McDermott International Inc.*             19,125          869,614             0.50%
                                                            -----------      -----------

                                                              1,035,489             0.59%
                                                            -----------      -----------

Philippines
   Communications                                                 7,042             0.00%
                                                            -----------      -----------

South Korea
   Communications                                                33,635             0.02%
   Utilities                                                    122,500             0.07%
                                                            -----------      -----------

                                                                156,135             0.09%
                                                            -----------      -----------

   Total common stocks (Non-United
           States) (cost - $2,410,310)                        2,500,249             1.42%
                                                            -----------      -----------

                 See Accompanying Notes to Financial Statements.

    United States Government Securities**
    -------------------------------------
     Maturity                                                                  % of Net
    Face Value      Maturity Date       Description            Value         Asset Value
    ----------      -------------       -----------         -----------      -----------
   $ 3,000,000       08/03/2006      U.S. Treasury Bills
       (cost, including accrued interest, - $2,987,199)       2,987,199             1.70%
                                                            -----------      -----------

            Total investment securities
              (cost - $96,078,416)                          $96,020,097            54.62%
                                                            ===========      ===========


FUTURES CONTRACTS
                                                                              % of Net
       Contracts Purchased Description                         Value         Asset Value
       -------------------------------                      -----------      -----------
               Energy                                         $ 289,976           0.17%
               Metals                                           (11,823)         (0.01)%
               Stock indices                                    177,849           0.10%
               Short-term interest rates                         (1,329)         (0.00)%
               Long-term interest rates                         (83,459)         (0.05)%
                                                              ---------      ---------

                    Net unrealized gain on futures
                      contracts purchased                       371,214           0.21%
                                                              ---------      ---------

       Contracts Sold Description
       --------------------------

               Energy                                            26,620           0.01%
               Metals                                           (52,427)         (0.03)%
               Stock indices                                    (42,144)         (0.02)%
               Short-term interest rates                        482,948           0.28%
               Long-term interest rates                          76,574           0.04%
                                                              ---------      ---------

                    Net unrealized gain on futures
                      contracts sold                            491,571           0.28%
                                                              ---------      ---------
                    Net unrealized gain on futures
                      contracts                               $ 862,785           0.49%
                                                              =========      =========

FORWARD CURRENCY CONTRACTS

       Contracts Purchased
       -------------------

             Net unrealized (loss) on forward
               currency contracts purchased                   $(590,785)         (0.34)%
                                                              ---------      ---------
       Contracts Sold
       --------------
             Net unrealized (loss) on forward
               currency contracts sold                         (130,453)         (0.07)%
                                                              ---------      ---------
             Net unrealized (loss) on forward
               currency contracts                             $(721,238)         (0.41)%
                                                              =========      =========

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

       Description
       -----------
       Written options on forward currency contracts
         (premiums received - $17,338)                        $ (27,390)         (0.02)%
                                                              =========      =========

                 See Accompanying Notes to Financial Statements.

INVESTMENT SECURITIES SOLD SHORT

                                                                               % of Net
Common Stocks (United States)                Shares            Value         Asset Value
--------------------------------------     -----------      -----------      -----------
Basic Materials                                             $ 3,374,618             1.92%
                                                            -----------      -----------

Communications
   American Tower Corp.***                      24,251          754,691             0.43%
   Other                                                        639,185             0.36%
                                                            -----------      -----------

                                                              1,393,876             0.79%
                                                            -----------      -----------

Consumer, Cyclical
   Dillard's Inc.                               26,297          837,559             0.48%
   Harley-Davidson Inc.                         14,116          774,827             0.44%
   NTL HOLDINGS INC.                            30,174          751,333             0.43%
   Other                                                      9,990,009             5.68%
                                                            -----------      -----------

                                                             12,353,728             7.03%
                                                            -----------      -----------

Consumer, Non-cyclical
   Walgreen Co.                                 18,724          839,584             0.48%
   Other                                                      4,532,108             2.57%
                                                            -----------      -----------

                                                              5,371,692             3.05%
                                                            -----------      -----------

Energy
   Chesapeake Energy CP                         34,375        1,039,844             0.59%
   Cimarex Energy Co.                           18,713          804,658             0.46%
   Other                                                     13,003,503             7.40%
                                                            -----------      -----------

                                                             14,848,005             8.45%
                                                            -----------      -----------

Financial
   InterContinental Exchange, Inc.***           13,234          766,778             0.44%
   Other                                                     12,277,603             6.98%
                                                            -----------      -----------

                                                             13,044,381             7.42%
                                                            -----------      -----------

Healthcare
   Allergan Inc.                                13,898        1,490,699             0.85%
   OSI Pharmaceuticals Inc.***                  26,447          871,693             0.50%
   Other                                                      8,156,465             4.63%
                                                            -----------      -----------

                                                             10,518,857             5.98%
                                                            -----------      -----------

Industrial
   YRC Worldwide Inc.***                        17,957          756,169             0.43%
   Other                                                      8,483,576             4.83%
                                                            -----------      -----------

                                                              9,239,745             5.26%
                                                            -----------      -----------

Technology
   Akamai Technologies Inc.***                  34,217        1,238,313             0.70%
   Other                                                     11,580,948             6.59%
                                                            -----------      -----------

                                                             12,819,261             7.29%
                                                            -----------      -----------

Utilities
   Reliant Energy Inc.***                       69,016          826,812             0.47%
   Other                                                      3,436,561             1.96%
                                                            -----------      -----------

                                                              4,263,373             2.43%
                                                            -----------      -----------

Total common stocks sold short
  (proceeds - $87,100,301)                                   87,227,536            49.62%
                                                            -----------      -----------

                 See Accompanying Notes to Financial Statements.

                                                                              % of Net
Common Stocks (Non-United States)            Shares           Value         Asset Value
--------------------------------------     -----------     -----------      -----------
Australia
   Basic Materials                                         $    14,127             0.01%
                                                           -----------      -----------

Bahamas
   Energy                                                      454,843             0.26%
                                                           -----------      -----------

Brazil
   Basic Materials                                              38,155             0.02%
   Communications                                              159,592             0.09%
   Consumer, Non-cyclical                                       32,195             0.02%
   Financial                                                   138,160             0.08%
   Utilities                                                   150,072             0.08%
                                                           -----------      -----------
                                                               518,174             0.29%
                                                           -----------      -----------

Canada
   Basic Materials                                             882,068             0.50%
   Energy                                                    1,190,886             0.68%
   Healthcare                                                    5,291             0.00%
   Technology                                                  163,074             0.09%
                                                           -----------      -----------

                                                             2,241,319             1.27%
                                                           -----------      -----------

France
   Energy                                                      182,670             0.10%
                                                           -----------      -----------

Great Britain
   Basic Materials                                              12,959             0.01%
                                                           -----------      -----------

Hong Kong
   Energy                                                      100,284             0.06%
                                                           -----------      -----------

India
   Financial                                                   152,800             0.08%
   Technology                                                   64,318             0.04%
                                                           -----------      -----------
                                                               217,118             0.12%
                                                           -----------      -----------

Japan
   Consumer, Cyclical                                           64,510             0.04%
   Technology                                                   60,081             0.03%
                                                           -----------      -----------
                                                               124,591             0.07%
                                                           -----------      -----------

Mexico
   Basic Materials                                             224,006             0.13%
   Communications                                               80,489             0.05%
   Consumer, Cyclical                                           72,142             0.04%
                                                           -----------      -----------
                                                               376,637             0.22%
                                                           -----------      -----------

                 See Accompanying Notes to Financial Statements.

                                                                              % of Net
Common Stocks (Non-United States)             Shares          Value         Asset Value
--------------------------------------     -----------     -----------     -----------
Netherlands
   Consumer, Cyclical                                      $   105,938             0.06%
   Financial                                                    49,119             0.03%
   Industrial                                                   20,165             0.01%
   Technology                                                    7,441             0.00%
                                                           -----------      -----------

                                                               182,663             0.10%
                                                           -----------      -----------

Peru
   Basic Materials                                             125,052             0.07%
                                                           -----------      -----------

Russia
   Communication                                               241,409             0.14%
                                                           -----------      -----------

Singapore
   Technology                                                  149,508             0.09%
                                                           -----------      -----------

South Africa
   Basic Materials                                             267,083             0.15%
                                                           -----------      -----------

South Korea
   Basic Materials                                             164,440             0.09%
   Financial                                                    26,496             0.02%
                                                           -----------      -----------

                                                               190,936             0.11%
                                                           -----------      -----------

Spain
   Communication                                                71,725             0.04%
   Energy                                                        4,153             0.00%
                                                           -----------      -----------
                                                                75,878             0.04%
                                                           -----------      -----------

Sweden
   Technology                                                    1,487             0.00%
                                                           -----------      -----------

Switzerland
   Financial                                                    21,392             0.01%
   Industrial                                                   80,300             0.05%
                                                           -----------      -----------
                                                               101,692             0.06%
                                                           -----------      -----------

Turkey
   Communication                                                19,284             0.01%
                                                           -----------      -----------

   Total common stocks (Non-United States)
     sold short (proceeds - $5,409,249)                      5,597,714             3.18%
                                                           -----------      -----------

           Total securities sold short
             (proceeds - $92,509,550)                      $92,825,250            52.80%
                                                           ===========      ===========

*     Non-income producing security.

** pledged as collateral for the trading of futures, forward and equity securities.

***   Security did not pay a dividend during the previous twelve months.

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)


INVESTMENT INCOME
  Dividend income (net of foreign
    withholding taxes of $409)                                          $   234,979
  Interest income                                                         1,259,082
                                                                        -----------
     Total income                                                         1,494,061
                                                                        -----------

EXPENSES
  Sales fee                                                                 555,778
  Trading management fee                                                    557,250
  Performance fee                                                            92,459
  Dividends on securities sold short                                        184,136
  Stock loan fees                                                            94,041
  Professional fees                                                          55,113
  Offering costs                                                            208,970
  Custodian fees                                                            177,415
  Trustees' fees                                                             40,000
  Miscellaneous                                                               2,572
                                                                        -----------
     Total expenses                                                       1,967,734
                                                                        -----------
     Reversal of operating expenses exceeding limit                           5,911
                                                                        -----------
     Net expenses                                                         1,973,645
                                                                        -----------
     Net investment loss                                                   (479,584)
                                                                        -----------

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
  Net realized gain (loss) from investments:
     Investment securities trading, net                                    (892,456)
     Gain on investment securities sold short                               999,455
     Gain from expiration of options contracts written                       81,627
     Futures trading, net                                                  (388,243)
     Forwards trading, net                                               (3,108,054)
                                                                        -----------
        Total net realized loss from investments                         (3,307,671)
                                                                        -----------
  Net change in unrealized appreciation (depreciation)
     of investments:
     Investment securities trading                                         (204,614)
     Loss on investment securities sold short                              (152,500)
     Loss from option contracts written                                     (10,052)
     Futures trading                                                      1,018,780
     Forwards trading                                                       (81,711)
                                                                        -----------

           Net change in unrealized appreciation of investments             569,903
                                                                        -----------
              Net realized and unrealized loss from investments          (2,737,768)
                                                                        -----------
              Net decrease in net assets from operations                $(3,217,352)
                                                                        ===========

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
           STATEMENT OF CHANGES IN SHAREHOLDERS' CAPITAL (NET ASSETS)
             FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED) AND
                        THE YEAR ENDED DECEMBER 31, 2005

                                     Total                            Shareholders' Capital (Net Assets)
                                   Number of        ------------------------------------------------------------------
                                     Units/           Managing                            Other
                                     Shares            Member         Shareholders      Unitholders          Total
                                  ------------      ------------      ------------      ------------      ------------
Balances at
   December 31, 2004                17,155.685      $ 11,829,424      $          0      $  7,861,741      $ 19,691,165
                                  ------------      ------------      ------------      ------------      ------------

Increase (decrease) in net
   assets from operations:
  Net investment loss                                   (659,033)         (513,330)          (56,584)       (1,228,947)
  Net realized gain from
    investments                                        1,235,422         2,623,184            15,217         3,873,823
  Net change in
    unrealized
    appreciation
    (depreciation)
    of investments                                     1,190,531        (1,265,924)          262,401           187,008
                                                    ------------      ------------      ------------      ------------

    Increase in net assets
    from operations                                    1,766,920           843,930           221,034         2,831,884
                                                    ------------      ------------      ------------      ------------

Capital transactions:
  Proceeds from
    shareholder
    subscriptions                    9,855.102        11,856,075           260,867           274,598        12,391,540
  Payments for
    shareholder
    redemptions                     (7,084.380)                0                 0        (8,357,373)       (8,357,373)
 Transfer of Managing
    Member units to
    shares of Trust                                  (25,452,419)       25,452,419                 0                 0
                                  ------------      ------------      ------------      ------------      ------------

    Total capital
     transactions                    2,770.722       (13,596,344)       25,713,286        (8,082,775)        4,034,167
                                  ------------      ------------      ------------      ------------      ------------

Balances at
   December 31, 2005                19,926.407                 0        26,557,216                 0        26,557,216
                                  ------------      ------------      ------------      ------------      ------------

Increase (decrease)
  in net assets from
  operations:
  Net investment loss                                          0          (479,584)                0          (479,584)
  Net realized (loss)
    from investments                                           0        (3,307,671)                0        (3,307,671)
  Net change in
    unrealized
    appreciation of
    investments                                                0           569,903                 0           569,903
                                                    ------------      ------------      ------------      ------------

    (Decrease) in net
      assets from  operations                                  0        (3,217,352)                0        (3,217,352)
                                                    ------------      ------------      ------------      ------------

                 See Accompanying Notes to Financial Statements.

                                     Total                            Shareholders' Capital (Net Assets)
                                   Number of        ------------------------------------------------------------------
                                     Units/           Managing                            Other
                                     Shares            Member         Shareholders      Unitholders          Total
                                  ------------      ------------      ------------      ------------      ------------
Capital transactions:
      Proceeds from
        shareholder
        subscriptions              118,811.008                 0       152,449,840                 0       152,449,840
      Payments for
        shareholder
        redemptions                      0.000                 0                 0                 0                 0
                                  ------------      ------------      ------------      ------------      ------------

      Total capital
        transactions               118,811.008                 0       152,449,840                 0       152,449,840
                                  ------------      ------------      ------------      ------------      ------------

Balances at June 30, 2006          138,737.415      $          0      $175,789,704      $          0      $175,789,704
                                  ============      ============      ============      ============      ============

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.    General Description of the Trust

      The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

      The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the provisions of the 1940 Act and the rules and regulations thereunder. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of commodity brokers, securities brokers and interbank market makers through which the Trust trades.

B.    Method of Reporting

      The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

      For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.    Cash

      Cash includes cash and short-term time deposits held at financial institutions.

D.    Futures, Forward Currency and Options on Forward Currency Contracts

      Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 5:00 P.M. (E.T.) of the last business day of the reporting period. The market value of option (non-exchange traded) contracts is cal-culated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.    Investment Securities

      Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are deter- mined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of opera- tions. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

F.    Income Taxes

      The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

G.    Offering Costs

      Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offer- ing costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2005, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $84,583. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

      If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At June 30, 2006, the amount of unreimbursed offering costs incurred by the Adviser is $2,150,558.

H.    Foreign Currency Transactions

      The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.


Note 2. INVESTMENT ADVISER

      As of July 1, 2005, the Investment Adviser of the Trust became Campbell & Company Investment Adviser LLC (the Adviser). The Adviser will manage the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser will be paid a monthly management fee of (1)/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined).

      Prior to July 1, 2005, the Trading Advisor of the Trust was Campbell & Company, Inc.


Note 3. SALES FEE

      Shareholders of the Trust have approved a monthly sales fee equal to
      (1)/12 of 2% of Net Assets (as defined).


Note 4. ADMINISTRATIVE EXPENSES

      Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the six months ended June 30, 2006.

Note 5. DEPOSITS WITH COMMODITY BROKER

      The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the commodity broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

      The Commodity Exchange Act requires a commodity broker to segregate all customer transactions and assets from such commodity broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a commodity broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

      The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at June 30, 2006 was $2,987,199, which equals approximately 2% of Net Asset Value.

Note 6. DEPOSITS WITH CUSTODIAN

      The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satis-fied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

      Assets on deposit with a custodian are subject to credit risk. In the event of a custodian's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.


Note 7. SUBSCRIPTIONS, DISTRIBUTIONS AND REDEMPTIONS

      Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

      The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees. A Shareholder may request and receive redemption of shares owned, subject to restrictions in the Second Amended and Restated Declaration of Trust.

Note 8. SECURITIES TRANSACTIONS

      The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the six months June 30, 2006 were $379,858,692 and $375,910,382, respectively.

      The U.S. federal income tax basis of the Trusts investment at June 30, 2006 was as follows:

      Investment securities                                          96,020,097
      Securities sold short                                         (92,825,250)
      Open forward currency contracts                                  (690,695)
      Open futures contracts                                            424,961

      The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $407,280 (gross unrealized appreciation was $674,269 and gross unrealized depreciation was $266,989).


Note 9. TRADING ACTIVITIES AND RELATED RISKS

      The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives "). The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

      The Trust also engages in the speculative trading of securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of finan-cial condition.

      The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

      The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options of forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

      For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As a seller of options, the Trust receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

      The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Shareholder bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, redemptions received.

      All open futures, forward and options on forward currency contracts mature within one year.


Note 10. INDEMNIFICATIONS

      In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.


Note 11. FINANCIAL HIGHLIGHTS

      The following information presents per share operating performance data and other supplemental financial data the six months ended June 30, 2006, for the years ended December 31, 2005 and 2004, and for the period November 6, 2003 (commencement of operations) through December 31, 2003. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)

                                     For the            For the Year        For the Year        For the Period
                                  Period Ended            Ended                Ended                 Ended
                                    June 30,           December 31,         December 31,         December 31,
                                      2006                 2005                 2004                 2003
                                 --------------       --------------       --------------       --------------
Net asset value per share at
    beginning of period          $     1,332.76       $     1,147.79       $     1,052.74       $     1,000.00
                                 --------------       --------------       --------------       --------------

Income (loss) from operations:
   Net realized and
     unrealized gain on
     investment
     transactions(1)                     (54.56)              257.24               152.88                72.76
   Net investment loss(1)                (11.13)              (72.27)              (57.83)              (20.02)
                                 --------------       --------------       --------------       --------------

       Total from investment
         operations                      (65.69)              184.97                95.05                52.74
                                 --------------       --------------       --------------       --------------

Net asset value per share at
  end of period                  $     1,267.07       $     1,332.76       $     1,147.79       $     1,052.74
                                 ==============       ==============       ==============       ==============

Total Return(2)                           (4.93)%              16.12%                9.03%                5.27%
                                 ==============       ==============       ==============       ==============

Supplemental Data
  Net Assets at the end of
    the period                   $  175,789,704       $   26,557,216       $   19,691,165       $   10,562,863

Ratios to average
  net asset value:
  Gross expenses prior to
    performance fee(3)                     5.57%                6.07%                5.54%                5.80%
    Performance fee(2)                     0.14%                3.40%                1.73%                1.25%
                                 --------------       --------------       --------------       --------------

     Total gross expenses                  5.71%                9.47%                7.27%                7.05%
                                 ==============       ==============       ==============       ==============

  Net investment (loss)(3)                (1.43)%              (5.65)%              (5.07)%              (5.48)%
                                 ==============       ==============       ==============       ==============

Portfolio turnover
  rate(3),(4)                             1,108%               1,474%               1,849%               1,892%
                                 ==============       ==============       ==============       ==============

Average commission
        rate paid(5)             $       0.0022       $       0.0030       $       0.0049       $       0.0045
                                 ==============       ==============       ==============       ==============

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

(1) Net investment loss per share is calculated by dividing the net investment loss by the average number of shares outstanding during the period. Net realized and unrealized gain on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)   Not annualized for the periods ended June 30, 2006 or December 31, 2003.

(3)   Annualized for the periods ended June 30, 2006 and December 31, 2003.

(4)   Applies only to the equities portion of the portfolio.

(5) Average commission rate paid is calculated by dividing the commissions by total shares purchased and sold.

Item 2. Code of Ethics
----------------------

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert
----------------------------------------

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services
----------------------------------------------

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants
---------------------------------------------

Not applicable for semi-annual reports.

Item 6. Schedule of Investments
-------------------------------

INVESTMENT SECURITIES
---------------------

                                                                                                   % OF NET
                                                                                                      ASSET
        Common Stocks (United States)                                    SHARES           VALUE       VALUE
        -----------------------------                                    ------           -----    --------
              Basic Materials
                                    AIR PRODS & CHEMS INC                    40   $      2,557       0.00%
                                    AIRGAS INC                              696         25,926       0.01%
                                    AK STEEL HOLDING CORP *              13,733        189,927       0.11%
                                    ALLEGHENY TECHNOLOGIES INC              736         50,961       0.03%
                                    ASHLAND INC                             400         26,680       0.02%
                                    CROWN HOLDINGS INC *                    606          9,435       0.01%
                                    EAGLE MATERIALS INC                   4,846        230,185       0.13%
                                    LUBRIZOL CORP                           402         16,020       0.01%
                                    OLIN CORP                             1,719         30,822       0.02%
                                    PACKAGING CORP AMER                      47          1,035       0.00%
                                    ROHM & HAAS CO                        1,088         54,531       0.03%
                                    RYERSON INC                          13,237        357,399       0.20%
                                    SONOCO PRODS CO                       1,230         38,930       0.02%
                                    TEXAS INDUSTRIES INC                    471         25,010       0.01%
                                    THE SCOTTS MIRACLE-GRO CO CL A          893         37,790       0.02%
                                                                                 -------------- -----------
                                                                                     1,097,208       0.63%
                                                                                 -------------- -----------
              Communications
                                    CENTURYTEL INC  MONROE LA            16,847        625,866       0.36%
                                    CITIZENS COMMUNICATIONS CO           13,548        176,801       0.10%
                                    COMMONWEALTH TEL ENTERPRISES            705         23,378       0.01%
                                    FAIRPOINT COMMUNICATIONS INC          1,159         16,690       0.01%
                                    IOWA TELECOMM SR                        304          5,752       0.00%
                                    PRICE COMMUNICATIONS CORP *           1,362         23,086       0.01%
                                    SYNIVERSE HLDGS INC *                 2,384         35,045       0.03%
                                    USA MOBILITY INC    COM *               266          4,416       0.00%
                                    VALOR COMMS GP                        4,615         52,841       0.03%
                                                                                 -------------- -----------
                                                                                       963,875       0.55%
                                                                                 -------------- -----------

                                                                                                   % OF NET
                                                                                                      ASSET
        Common Stocks (United States)                                    SHARES           VALUE       VALUE
        -----------------------------                                    ------           -----    --------
              Consumer, Cyclical
                                    99 CENTS ONLY STORES *                1,193         12,479       0.01%
                                    ADVANCE AUTO PTS INC                  2,479         71,643       0.04%
                                    ADVO INC                                401          9,869       0.01%
                                    AMBASSADORS GROUP INC                 6,774        195,633       0.11%
                                    AUTOZONE INC *                        1,320        116,424       0.07%
                                    BARNES & NOBLE INC                    4,109        149,979       0.09%
                                    BED BATH BEYOND INC  *                9,212        305,562       0.17%
                                    BEST BUY INC                         15,389        843,933       0.48%
                                    BLUE NILE INC *                       8,279        266,253       0.15%
                                    BORDERS GROUP INC                     6,751        124,623       0.07%
                                    BRINKER INTL INC                      3,571        129,627       0.07%
                                    BROOKFIELD HOMES CORP                   184          6,063       0.00%
                                    BRUNSWICK CORP                       10,617        353,015       0.20%
                                    CALIFORNIA PIZZA KITCHEN INC *          349          9,591       0.01%
                                    CAREER ED CORP ***                    3,918        117,109       0.07%
                                    CARTER HOLDINGS INC COM *             5,042        133,260       0.08%
                                    CBRL GROUP INC                        4,211        142,837       0.08%
                                    CHARMING SHOPPES INC *                5,613         63,090       0.04%
                                    CHEESECAKE FACTORY INC *                821         22,126       0.01%
                                    CHICOS FAS INC ***                    7,580        204,508       0.12%
                                    CIRCUIT CITY STORES INC               4,458        121,347       0.07%
                                    CLAIRE'S STORES INC                  17,460        445,405       0.25%
                                    CLEAR CHANNEL COMMUNICATIONS I       14,482        448,218       0.25%
                                    COACH INC *                           5,656        169,114       0.10%
                                    COLDWATER CREEK INC  *                2,855         76,400       0.04%
                                    COLUMBIA SPORTSWEAR CO *                748         33,854       0.02%
                                    COOPER TIRE & RUBBER CO               1,180         13,145       0.01%
                                    CSK AUTO CORP *                      11,374        136,147       0.08%
                                    CUMULUS MEDIA INC   CL A *              981         10,467       0.01%
                                    DARDEN RESTAURANTS INC                3,102        122,219       0.07%
                                    DOLLAR GEN CORP                      14,198        198,488       0.11%
                                    DOLLAR TREE STORES INC *              2,697         71,471       0.04%
                                    DOMINOS PIZZA                        25,417        628,817       0.36%
                                    DOW JONES & CO INC                      565         19,781       0.01%
                                    DRESS BARN INC ***                      975         24,716       0.01%
                                    EMMIS BROADCASTING  CORP *            8,623        134,864       0.08%
                                    ETHAN ALLEN INTERIORS INC                79          2,887       0.00%
                                    FLEETWOOD ENTERPRISES INC *           1,959         14,771       0.01%
                                    FORTUNE BRANDS INC  COM               3,445        244,629       0.14%
                                    GENESCO INC *                         4,971        168,368       0.10%
                                    GENTEX CORP COM                       1,584         22,176       0.01%
                                    GENUINE PARTS CO                        133          5,541       0.00%
                                    GETTY IMAGES INC *                      897         56,968       0.03%
                                    GROUP 1 AUTOMOTIVE INC                1,925        108,455       0.06%
                                    GUESS INC  *                             10            418       0.00%
                                    HARMAN INTERNATIONAL INDUSTRIE        8,794        750,744       0.43%
                                    HASBRO INC                            6,891        124,796       0.07%
                                    HIBBETT SPORTING GOODS INC *            926         22,131       0.01%
                                    HOME DEPOT INC                        1,571         56,226       0.03%
                                    IAC INTERACTIVECORP  *                4,940        130,861       0.07%
                                    IHOP CORP NEW                           862         41,445       0.02%
                                    KB HOME                               6,342        290,781       0.17%
                                    KELLWOOD CO                             112          3,278       0.00%
                                    K-SWISS INC CL A                        443         11,828       0.01%
                                    LAUREATE EDUCATION  INC *               552         23,532       0.01%
                                    LENNAR CORP         CL A              2,709        120,198       0.07%
                                    MCDONALDS COM                         1,605         53,928       0.03%
                                    MCGRAW-HILL COS INC                   9,783        491,400       0.28%
                                    MEREDITH CORP                         2,069        102,498       0.06%
                                    NEWS CORP   CL A                      1,987         38,111       0.02%
                                    NIKE INC MEDIUM TERM NTS BOOK CL B    1,434        116,154       0.07%
                                    NORDSTROM INC COM                       257          9,381       0.00%
                                    O REILLY AUTOMOTIVE INC *               712         22,207       0.01%
                                    OMNICOM GROUP INC                     4,306        383,622       0.22%
                                    OSI RESTAURANT PART INC COM           1,573         54,426       0.03%
                                    OXFORD INDS INC                      20,967        826,309       0.47%
                                    PACIFIC SUNWEAR CALIF INC *           2,961         53,091       0.03%
                                    PANTRY INC  *                           411         23,649       0.01%
                                    PAPA JOHNS INTL INC  *               25,915        860,378       0.49%
                                    PAYLESS SHOESOURCE INC *             21,681        589,073       0.34%
                                    PETCO ANIMAL SUPPLIES INC *             297          6,068       0.00%
                                    PHILLIPS-VAN HEUSEN CORP              2,306         87,997       0.05%
                                    PINNACLE  ENTERTAINMENT *            12,238        375,095       0.21%
                                    POLO RALPH LAUREN CORP CL A          13,444        738,076       0.42%
                                    POOL CORP                                30          1,309       0.00%
                                    PULTE HOMES INC                       1,714         49,346       0.03%
                                    QUIKSILVER INC  *                     3,684         44,871       0.03%
                                    RADIOSHACK CORP DEL                     403          5,642       0.00%
                                    RARE HOSPITALITY INTL INC *             399         11,475       0.01%
                                    REGAL ENTERTAINMENT GROUP CL A          214          4,348       0.00%
                                    RETAIL VENTURES HOLDINGS INC *        4,376         77,980       0.04%
                                    ROSS STORES COM                         246          6,900       0.00%
                                    RUBY TUESDAY INC                      8,475        206,875       0.12%
                                    SAKS INC *                            3,750         60,638       0.03%
                                    SCHOLASTIC CORP      *               26,790        695,736       0.40%
                                    SERVICEMASTER CO                      1,583         16,352       0.01%
                                    SIX FLAGS INC  COM NEW *             59,147        332,406       0.19%
                                    SOTHEBYS INC *                          708         18,585       0.01%
                                    STAPLES INC                           3,772         91,848       0.05%
                                    STEIN MART INC                          759         11,233       0.01%
                                    STRIDE RITE CORP                        793         10,460       0.01%
                                    TALBOTS INC                          20,923        386,029       0.22%
                                    TENNECO INC *                         7,321        190,346       0.11%
                                    THE RYLAND GROUP INC                 11,703        509,900       0.29%
                                    THOR INDUSTRIES INC                   2,266        109,788       0.06%
                                    TIFFANY & CO                          1,805         59,601       0.03%
                                    TIMBERLAND CO  CL A *                 2,914         76,055       0.04%
                                    TRW AUTOMOTIVE  HLDGS CORP COM *         80          2,182       0.00%
                                    TUESDAY MORNING CORP                    265          3,485       0.00%
                                    VALASSIS COMMUNICATIONS INC *         1,629         38,428       0.02%
                                    WEIGHT WATCHERS INTL INC NEW          2,422         99,036       0.06%
                                    WENDY'S INTERNATIONAL INC             2,589        150,913       0.09%
                                    WESTWOOD ONE INC                        983          7,373       0.00%
                                    WILLIAMS-SONOMA INC                   7,611        259,155       0.15%
                                    XM SATELLITE RADIO HLDGS INC CL A *   1,824         26,722       0.02%
                                    YANKEE CANDLE INC                       481         12,026       0.01%
                                                                                 -------------- -----------
                                                                                    16,540,616       9.41%
                                                                                 -------------- -----------

                                                                                                   % OF NET
                                                                                                      ASSET
        Common Stocks (United States)                                    SHARES           VALUE       VALUE
        -----------------------------                                    ------           -----    --------
              Consumer, Non-Cyclical
                                    ALTRIA GROUP INC                        475         34,879       0.02%
                                    ARCHER-DANIELS MIDLAND CO             1,557         64,273       0.04%
                                    CHATTEM INC  *                        1,317         39,997       0.02%
                                    CHIQUITA BRANDS INTL INC              1,400         19,292       0.01%
                                    CONAGRA FOODS INC                     4,285         94,741       0.05%
                                    COSTCO WHSL CORP NEW                    380         21,709       0.01%
                                    DEAN FOODS CO NEW *                   4,342        161,479       0.09%
                                    ELIZABETH ARDEN INC  *                  537          9,602       0.01%
                                    ESTEE LAUDER COMPANIES INC CL A         248          9,590       0.01%
                                    FLOWERS FOODS INC                       287          8,220       0.00%
                                    GENERAL MLS INC                       7,733        399,487       0.23%
                                    HEINZ H J CO                          3,045        125,515       0.07%
                                    KROGER CO                             1,046         22,866       0.01%
                                    LOEWS CORP                            1,391         71,456       0.04%
                                    MCCORMICK & CO INC                    4,383        147,050       0.08%
                                    MOLSON COORS BREWING                    835         56,680       0.03%
                                    PATHMARK STORES INC NEW *             1,975         18,585       0.01%
                                    PEPSIAMERICAS INC                       616         13,620       0.01%
                                    PERFORMANCE FOOD GROUP CO *          27,830        845,475       0.48%
                                    PLAYTEX PRODUCTS INC *               11,662        121,635       0.07%
                                    PREMIUM STANDARD FARMS INC COM        9,898        160,645       0.09%
                                    PROCTER & GAMBLE                      6,686        371,742       0.21%
                                    REDDY ICE HLDGS INC                   6,648        135,287       0.08%
                                    REYNOLDS AMERN INC                      123         14,182       0.01%
                                    TOOTSIE ROLL INDS INC                 2,449         71,339       0.04%
                                    UNIVERSAL CORP VA                        83          3,089       0.00%
                                    USANA HEALTH SCIENCES INC *              48          1,819       0.00%
                                    UST INC                                 592         26,752       0.02%
                                    WHOLE FOODS MKT INC                     984         63,605       0.04%
                                    WM WRIGLEY JR CO                        140          6,349       0.00%
                                                                                 -------------- -----------
                                                                                     3,140,960       1.78%
                                                                                 -------------- -----------

              Energy
                                    ALON USA ENERGY INC COM               1,267         39,872       0.02%
                                    ANADARKO PETE CORP                   23,354      1,113,752       0.63%
                                    ARCH COAL INC                         8,730        369,890       0.21%
                                    ATWOOD OCEANICS INC  *                   82          4,067       0.00%
                                    EOG RES INC                           1,022         70,865       0.04%
                                    EXXON MOBIL CORP                     10,329        633,684       0.37%
                                    FOREST OIL CORP *                     2,706         89,731       0.05%
                                    GENERAL MARITIME CORP COM            19,607        724,675       0.42%
                                    GRANT PRIDECO INC *                     380         17,005       0.01%
                                    HELMERICH & PAYNE INC                 5,299        319,318       0.19%
                                    HVIDE MARINE INC NEW *                  251         20,607       0.01%
                                    LONE STAR TECHNOLOGIES INC *          2,630        142,073       0.08%
                                    NS GROUP INC  *                       6,466        356,147       0.20%
                                    OIL STS INTL INC  *                     707         24,236       0.01%
                                    ONEOK PARTNERS LP UNIT                2,508        123,770       0.07%
                                    OVERSEAS SHIPHOLDING GROUP INC        4,636        274,219       0.16%
                                    PEABODY ENERGY CORP                  13,813        770,075       0.44%
                                    ROWAN COS INC                        10,289        366,186       0.21%
                                    SUN INC                               6,638        459,947       0.26%
                                    TIDEWATER INC                           412         20,270       0.01%
                                    TODCO  *                              8,181        334,194       0.19%
                                    USEC INC *                           15,303        181,341       0.10%
                                    WEATHERFORD INTERNATIONAL LTD *         871         43,219       0.02%
                                                                                 -------------- -----------
                                                                                     6,499,143       3.70%
                                                                                 -------------- -----------

                                                                                                   % OF NET
                                                                                                      ASSET
        Common Stocks (United States)                                    SHARES           VALUE       VALUE
        -----------------------------                                    ------           -----    --------
              Financial
                                    ACCREDITED HOME LENDRS HLDG CO *     17,359        829,934       0.47%
                                    ALEXANDRIA REAL ESTATE EQUITIE
                                      COM REIT *                            818         72,540       0.04%
                                    AMB PROPERTY CORPORATION              1,098         55,504       0.03%
                                    AMERICAN FINL GROUP INC OHIO             81          3,475       0.00%
                                    AMERICREDIT CORP *                   10,387        290,005       0.16%
                                    AMERUS GROUP CO                          72          4,216       0.00%
                                    AON CORP                              1,341         46,694       0.03%
                                    APARTMENT INVESTMENT &
                                      MANAGEM CL A *                      2,839        123,355       0.07%
                                    ASSET ACCEP CORP *                    5,230        103,554       0.06%
                                    ASSOCIATED BANC CORP                    184          5,802       0.00%
                                    BANK HAWAII CORP                        201          9,970       0.01%
                                    BANK OF NEW YORK CO INC               6,262        201,636       0.11%
                                    BLACKROCK INC       CL A                599         83,363       0.05%
                                    BOSTON PROPERTIES INC
                                      MASSACH COM REIT *                    118         10,667       0.01%
                                    CHARTER BK & TR CO MARIETTA GA          717         19,201       0.01%
                                    CIT GROUP INC NEW                    14,499        758,153       0.43%
                                    CITY NATIONAL CORP  CA                4,827        314,189       0.18%
                                    CNA FINL CORP *                       9,682        319,119       0.18%
                                    COLONIAL PROPERTIES TRUST COM
                                      REIT *                                585         28,899       0.02%
                                    COMERICA INC                          6,753        351,088       0.20%
                                    COMPUCREDIT CORP *                    1,846         70,960       0.04%
                                    CORUS BANKSHARES INC                 22,717        594,731       0.34%
                                    COUNTRYWIDE FINANCIAL CORP           15,892        605,167       0.34%
                                    COUSINS PPTYS INC COM REIT *            441         13,640       0.01%
                                    CRESCENT REAL ESTATE
                                      EQUITIES COM REIT *                 1,930         35,821       0.02%
                                    CULLEN FROST BANKER INC                  75          4,298       0.00%
                                    DEVELOPERS DIVERSIFIED
                                      REALTY COM REIT *                     513         26,768       0.02%
                                    EATON VANCE CORP                        544         13,578       0.01%
                                    ESSEX PPTY TR INC                       492         54,937       0.03%
                                    FEDERAL REALTY INVESTMENT
                                      TRUS COM REIT *                        85          5,950       0.00%
                                    FEDERATED INVS INC PA CL B            2,956         93,114       0.05%
                                    FIDELITY NATIONAL TITLE
                                    GROUP CL A                            2,819         55,450       0.03%
                                    FIRSTFED FINANCIAL CORP (DEL) *       9,472        546,250       0.31%
                                    GOLDMAN SACHS GROUP INC MEDIUM        5,338        802,995       0.46%
                                    HCC INS HLDGS INC                     3,838        112,991       0.06%
                                    Health Care Property
                                      Investors COM REIT *                  326          8,717       0.00%
                                    HEALTH CARE REIT INC COM REIT *          86          3,006       0.00%
                                    HEALTHCARE REALTY TRUST COM
                                    REIT *                                  296          9,428       0.01%
                                    HERITAGE PROPERTY INVESTMENT
                                      T COM REIT *                        2,593         90,548       0.05%
                                    INDYMAC BANCORP INC                  16,162        741,028       0.42%
                                    JANUS CAPITAL GROUP INC               1,820         32,578       0.02%
                                    KIMCO REALTY CORP COM REIT *          2,426         88,525       0.05%
                                    LANDAMERICA FINL GROUP INC            5,070        327,522       0.19%
                                    LEHMAN BROTHERS HLDGS INC MEDI       12,295        801,019       0.46%
                                    LEUCADIA NATL CORP                   26,447        771,988       0.44%
                                    LIBERTY PROPERTY TRUST COM REIT *       529         23,382       0.01%
                                    M & T BK CORP                            74          8,726       0.00%
                                    MACERICH CO COM REIT *                  687         48,227       0.03%
                                    MCG CAPITAL CORP                      1,144         18,190       0.01%
                                    MELLON FINANCIAL CORP                 5,789        199,315       0.11%
                                    MERCANTILE BANKSHARES CORP            1,189         42,412       0.02%
                                    MGIC INVT CORP                       12,235        795,275       0.45%
                                    MOODYS CORP                          10,634        579,128       0.33%
                                    NATIONWIDE FINL SVCS INC CL A        18,193        801,947       0.46%
                                    NEW CENTURY FINANCIAL CORP
                                      REI COM REIT *                        236         10,797       0.01%
                                    NUVEEN INVESTMENTS INC CL A             538         23,161       0.01%
                                    OHIO CASUALTY CORP                       41          1,219       0.00%
                                    OLD REP INTL CORP                     1,975         42,206       0.02%
                                    PENNSYLVANIA REAL ESTATE
                                    INVES COM REIT *                        220          8,881       0.01%
                                    PHILADELPHIA CONS HLDG CORP *           377         11,446       0.01%
                                    PMI GROUP INC                        20,613        918,928       0.52%
                                    PNC FINANCIAL SERVICES GROUP            918         64,416       0.04%
                                    POST PROPERTIES INC COM REIT *          147          6,665       0.00%
                                    PROASSURANCE CORP *                     180          8,672       0.00%
                                    PROTECTIVE LIFE CORP DEL              1,538         71,702       0.04%
                                    PUBLIC STORAGE INC COM REIT *         2,470        187,473       0.11%
                                    RADIAN GROUP INC                     14,946        923,364       0.53%
                                    RAYONIER INC                          1,270         48,146       0.03%
                                    RECKSON ASSOCIATES REALTY
                                      CORP COM REIT *                     3,714        153,685       0.09%
                                    SAFETY INS GROUP INC                    230         10,937       0.01%
                                    SCOTTISH RE GROUP LTD                 4,785         79,814       0.04%
                                    SLM CORP EDNOTES BOOK ENTRY           3,546        187,654       0.11%
                                    ST. PAUL TRAVELERS COMPANIES I       16,734        746,002       0.42%
                                    STATE STR CORP                        1,825        106,014       0.06%
                                    TAUBMAN CTRS INC COM REIT *           2,978        121,800       0.07%
                                    THE HANOVER INSURANCE GROUP IN        2,129        101,042       0.06%
                                    UNION PLANTERS CORP  TN               8,855        293,278       0.17%
                                    UNIONBANCAL CORP                        563         36,364       0.02%
                                    UNUMPROVIDENT CORP                   43,166        782,600       0.45%
                                    VORNADO REALTY TRUST COM REIT *         617         60,188       0.03%
                                    WEBSTER FINL CORP WATERBURY CO          221         10,484       0.01%
                                    WEINGARTEN REALTY INVESTORS
                                      (F COM REIT *                          84          3,216       0.00%
                                    WESTAMERICA BANCORPORATION              273         13,369       0.01%
                                    WR BERKLEY CORP                      13,245        452,048       0.26%
                                                                                 -------------- -----------
                                                                                    17,544,546       9.98%
                                                                                 -------------- -----------

                                                                                                   % OF NET
                                                                                                      ASSET
        Common Stocks (United States)                                    SHARES           VALUE       VALUE
        -----------------------------                                    ------           -----    --------
              Health Care
                                    ALARIS MED SYS INC NEW               17,211      1,107,184       0.63%
                                    ALKERMES INC *                        2,087         39,486       0.02%
                                    ALPHARMA INC  CL A                   34,947        840,126       0.50%
                                    AMERICAN MEDICAL SYSTEMS HOLDING *    1,180         19,647       0.01%
                                    AMERIGROUP CORP *                     5,134        159,359       0.09%
                                    AMERISOURCE HEALTH CORP              30,938      1,296,921       0.74%
                                    AMGEN INC *                           7,785        507,816       0.29%
                                    ARENA PHARMACEUTICALS INC *             683          7,909       0.00%
                                    ARTHROCARE CORPORATION *                481         20,207       0.01%
                                    BAXTER INTL INC                       1,470         54,037       0.03%
                                    BIOMET INC                            4,017        125,692       0.07%
                                    BIOSITE INC *                           401         18,310       0.01%
                                    BOSTON SCIENTIFIC CORP *             60,389      1,016,951       0.58%
                                    CENTENE CORP DEL *                    2,336         54,966       0.03%
                                    CERNER CORP *                           626         23,231       0.01%
                                    CHARLES RIVER LABORATORIES INT *        708         26,054       0.01%
                                    CHEMED CORP                             296         16,141       0.01%
                                    COVENTRY HLTH CARE  INC COM *        12,543        689,112       0.39%
                                    CYTYC CORP *                             73          1,851       0.00%
                                    DENTSPLY INTL INC NEW                   144          8,726       0.00%
                                    DIGENE CORP *                           159          6,160       0.00%
                                    DIONEX CORP *                           175          9,566       0.01%
                                    ECLIPSYS CORP *                         430          7,809       0.00%
                                    FOREST LABORATORIES INC. *            2,080         80,475       0.05%
                                    GEN-PROBE INC NEW *                      81          4,372       0.00%
                                    GILEAD SCIENCES INC *                 2,824        167,068       0.10%
                                    HAEMONETICS CORP *                      873         40,603       0.02%
                                    HEALTH NET INC *                      5,379        242,969       0.14%
                                    HEALTHEXTRAS INC *                      249          7,525       0.00%
                                    HUMAN GENOME SCIENCES INC *          10,166        108,776       0.06%
                                    ILLUMINA INC *                        1,324         39,270       0.02%
                                    KERYX BIOPHARMA *                       478          6,788       0.00%
                                    KINDRED HEALTHCARE INC *             20,437        531,362       0.30%
                                    KINETIC CONCEPTS INC *                  507         22,384       0.01%
                                    KING PHARMACEUTICALS INC *           14,502        246,534       0.14%
                                    KOS PHARMACEUTICALS INC *               420         15,800       0.01%
                                    KYPHON INC *                            307         11,777       0.01%
                                    LINCARE HLDGS INC *                     225          8,514       0.00%
                                    MAGELLAN HEALTH SERVICES INC *       20,249        917,482       0.54%
                                    MCKESSON CORP                        17,689        836,336       0.50%
                                    MEDCATH CORP *                        1,255         23,644       0.01%
                                    MEDIMMUNE INC *                       4,048        109,701       0.06%
                                    MENTOR CORP MINN                      3,145        136,808       0.08%
                                    MILLIPORE CORP *                      1,639        103,241       0.06%
                                    MOLINA HEALTHCARE INC *              10,566        402,036       0.23%
                                    NEUROCRINE BIOSCIENCES INC *            965         10,229       0.01%
                                    NEW RIV PHARMACEUTICALS INC *        20,956        597,246       0.34%
                                    ODYSSEY HEALTHCARE INC *                965         16,955       0.01%
                                    PATTERSON CO *                          192          6,707       0.00%
                                    PDL BIOPHARMA INC   COM *             2,986         54,972       0.03%
                                    PEDIATRIX MED GROUP *                 1,957         88,652       0.05%
                                    PERKINELMER INC                         134          2,801       0.00%
                                    PHARMACEUTICAL PRODUCTS DEVELO          153          5,373       0.00%
                                    POLYMEDICA CORP                          61          2,194       0.00%
                                    PROGENICS PHARMACEUTICALS INC *      33,087        796,073       0.45%
                                    PSS WORLD MED INC *                     372          6,566       0.00%
                                    RESPIRONICS INC *                       174          5,954       0.00%
                                    SCHERING PLOUGH CORP                  7,774        147,939       0.08%
                                    STERIS CORP                             646         14,768       0.01%
                                    SUNRISE SENIOR LIVING INC *           6,528        180,499       0.10%
                                    SURMODICS INC *                       2,966        107,102       0.06%
                                    TECHNE CORP *                           275         14,003       0.01%
                                    THE TRIZETTO GROUP INC *              4,149         61,364       0.03%
                                    THERAVANCE *                          6,053        138,493       0.08%
                                    THERMO ELECTRON CORP *                  656         23,773       0.01%
                                    THORATEC CORP *                       2,644         36,672       0.02%
                                    UNITED SURGICAL PARTNERS INTER *         72          2,165       0.00%
                                    VARIAN MED SYS INC *                  1,773         83,952       0.05%
                                    VIROPHARMA INC *                      1,350         11,637       0.01%
                                    WELLCARE HEALTH PLANS INC *             886         43,458       0.02%
                                    WYETH SHS                            30,371      1,348,776       0.77%
                                    ZIMMER HOLDINGS INC  *                5,470        310,258       0.18%
                                                                                 -------------- -----------
                                                                                    14,239,307       8.10%
                                                                                 -------------- -----------

                                                                                                   % OF NET
                                                                                                      ASSET
        Common Stocks (United States)                                    SHARES           VALUE       VALUE
        -----------------------------                                    ------           -----    --------
              Industrial
                                    AAR CORP *                            1,436         31,922       0.02%
                                    ACUITY BRANDS INC                       297         11,556       0.01%
                                    ADMINISTAFF INC                      15,196        544,169       0.31%
                                    AIRTRAN HLDGS INC *                  14,995        222,826       0.13%
                                    ALASKA AIR GROUP INC *                  765         30,156       0.02%
                                    ALEXANDER & BALDWIN INC                 287         12,705       0.01%
                                    AMETEK INC NEW                        1,130         53,539       0.02%
                                    AMR CORP *                           55,004      1,398,202       0.80%
                                    ASTEC INDS INC *                        474         16,173       0.01%
                                    C H ROBINSON WORLDWIDE INC            1,612         85,920       0.05%
                                    CASCADE CORP                            234          9,255       0.00%
                                    CATERPILLAR INC     COM               2,216        165,048       0.09%
                                    CERADYNE INC *                       15,082        746,408       0.42%
                                    CHOICEPOINT INC *                     2,115         88,344       0.05%
                                    Continental Airlines Inc CL B *       7,801        232,470       0.13%
                                    COOPER IND INC CL A                     181         16,819       0.01%
                                    CORPORATE EXECUTIVE BRD CO              166         16,633       0.01%
                                    CSX CORP COM                          2,828        199,204       0.11%
                                    DRS TECHNOLOGIES INC                  1,395         68,006       0.04%
                                    DUN & BRADSTREET CORP DEL NEW *       3,057        213,012       0.12%
                                    EGL INC *                             7,949        399,040       0.23%
                                    EMCOR GROUP INC *                     3,173        154,430       0.09%
                                    EMERSON ELECTRIC CO                     773         64,785       0.04%
                                    ENCORE WIRE CORP *                      236          8,482       0.00%
                                    EQUIFAX INC                           2,022         69,435       0.04%
                                    FEDEX CORP                            3,055        357,007       0.20%
                                    FREIGHTCAR AMERICA                      191         10,602       0.00%
                                    FTI CONSULTING INC *                    512         13,706       0.01%
                                    GENCORP INC *                         7,497        120,177       0.07%
                                    GRAFTECH INTERNATIONAL LTD *         23,385        135,633       0.08%
                                    GRANITE CONSTR INC                    3,969        179,677       0.10%
                                    HEARTLAND EXPRESS INC                   825         14,768       0.01%
                                    HEXCEL CORPORATION *                 13,107        205,911       0.12%
                                    HNI CORP                                583         26,439       0.02%
                                    IDEX CORP                             1,715         80,948       0.05%
                                    IKON OFFICE SOLUTIONS INC               474          5,972       0.00%
                                    INSITUFORM TECHNOLOGIES INC CL A *   12,978        297,066       0.17%
                                    JOY GLOBAL INC                       17,787        926,525       0.53%
                                    KAMAN CORP                            1,449         26,372       0.02%
                                    KANSAS CITY SOUTHN *                    717         19,861       0.01%
                                    KNIGHT TRANS INC COM                    287          5,797       0.00%
                                    LENNOX INTL INC                      11,474        303,832       0.17%
                                    MAIL-WELL I CORP *                   11,972        214,897       0.12%
                                    MANITOWOC INC                           645         28,703       0.02%
                                    MIDDLEBY CORP *                       9,043        782,762       0.45%
                                    MILLER HERMAN INC                       809         20,848       0.01%
                                    MONSTER WORLDWIDE   INC COM *        27,720      1,182,535       0.67%
                                    NCI BLDG SYS INC COM *                5,368        285,417       0.16%
                                    NORFOLK SOUTHN CORP                   4,655        247,739       0.14%
                                    OSHKOSH TRUCK CORP                    4,794        227,811       0.13%
                                    PACER INTERNATIONAL INC TENNES        3,410        111,098       0.06%
                                    PALL CORP                             2,357         65,996       0.04%
                                    PENTAIR INC                           1,083         37,028       0.02%
                                    QUANTA SVCS INC *                     1,161         20,120       0.01%
                                    REPUBLIC SVCS INC                     1,620         65,351       0.04%
                                    ROPER INDS INC NEW                    1,539         71,948       0.04%
                                    SKYWEST INC                             451         11,185       0.01%
                                    SOUTHWEST AIRLINES CO                 7,275        119,092       0.07%
                                    SWIFT TRANSPORTATION INC *            1,281         40,685       0.02%
                                    TELEDYNE TECHNOLOGIES INC *             328         10,745       0.01%
                                    TELEFLEX INC                             89          4,808       0.00%
                                    TIMKEN CO                               143          4,792       0.00%
                                    UNION PACIFIC CORP                    1,456        135,350       0.08%
                                    UNITED STATIONERS INC *                  93          4,587       0.00%
                                    URS CORP NEW *                          585         24,570       0.01%
                                    UTI WORLDWIDE INC                     3,961         99,936       0.06%
                                    VICOR CORP                            5,308         87,954       0.05%
                                    WABTEC                                2,531         94,657       0.05%
                                                                                 -------------- -----------
                                                                                    11,589,446       6.59%
                                                                                 -------------- -----------

                                                                                                   % OF NET
                                                                                                      ASSET
        Common Stocks (United States)                                    SHARES           VALUE       VALUE
        -----------------------------                                    ------           -----    --------
              Technology
                                    ACCENTURE LTD  HAMILTON               2,898         82,071       0.05%
                                    ADC TELECOMMUNICATIONS INC *            664         11,195       0.01%
                                    ADTRAN INC                           12,369        277,437       0.16%
                                    AFFILIATED COMPUTER SVCS INC
                                      CL A *                              2,629        135,683       0.08%
                                    AGILYSYS INC                          1,299         23,382       0.01%
                                    ANALOG DEVICES INC                    4,265        137,077       0.08%
                                    ANSYS INC *                             861         41,173       0.02%
                                    ATMI INC  *                             472         11,621       0.01%
                                    AUTOMATIC DATA PROCESSING INC         1,470         66,665       0.04%
                                    BEA SYS INC *                         1,122         14,687       0.01%
                                    BROADCOM CORP CL A *                    594         18,016       0.01%
                                    CA INC                                9,043        185,834       0.11%
                                    CABOT MICROELECTRONICS CORP *           144          4,365       0.00%
                                    CADENCE DESIGN SYS INC *              1,137         19,465       0.01%
                                    CERIDIAN CORP (NEW)  *                  922         22,534       0.01%
                                    CHECKFREE CORP NEW *                    677         33,552       0.02%
                                    CIRRUS LOGIC INC *                      854          6,952       0.00%
                                    CISCO SYSTEMS INC *                  39,327        768,056       0.44%
                                    CNET NETWORKS INC  *                  6,558         52,333       0.03%
                                    COGENT INC *                          3,050         45,964       0.03%
                                    COMPUTER SCIENCES CORP *                892         43,316       0.03%
                                    CONVERGYS CORP *                        882         17,199       0.01%
                                    CSG SYSTEMS INTERNATIONAL INC *      33,411        826,588       0.47%
                                    CYMER INC *                             533         24,763       0.01%
                                    DIEBOLD INC                             430         17,467       0.01%
                                    DIODES INC *                            317         13,136       0.01%
                                    DOLBY LABORATORIES INC CL A *           235          5,476       0.00%
                                    EARTHLINK INC *                       4,810         41,655       0.03%
                                    ELECTRONIC ARTS INC  *                4,574        196,865       0.11%
                                    ELECTRONIC DATA SYS CORP              6,508        156,582       0.09%
                                    ELECTRONICS FOR IMAGING INC *         4,484         93,626       0.05%
                                    EMC CORP MASS *                      21,970        241,011       0.14%
                                    F5 NETWORKS INC *                       760         40,645       0.02%
                                    FAIR ISAAC CORPORATION                2,000         72,620       0.04%
                                    FAIRCHILD SEMICONDUCTOR INTL *        1,791         32,542       0.02%
                                    FLIR SYS INC *                          462         10,580       0.01%
                                    FOUNDRY NETWORKS INC *               13,291        141,682       0.08%
                                    GLOBAL PMTS INC                         946         45,928       0.03%
                                    HARRIS CORP DEL                       1,385         57,491       0.03%
                                    HENRY JACK & ASSOCIATES INC           2,097         41,227       0.02%
                                    HEWITT ASSOCIATE *                    2,972         66,811       0.04%
                                    HEWLETT-PACKARD CO                   10,537        333,812       0.19%
                                    HYPERION SOLUTIONS CORP *             8,894        245,474       0.14%
                                    INFORMATICA CORP *                    3,960         52,114       0.03%
                                    INFOSPACE INC *                      22,824        517,420       0.29%
                                    INGRAM MICRO INC CL A *               2,278         41,300       0.02%
                                    INSIGHT ENTERPRISES INC *               180          3,429       0.00%
                                    INTERGRAPH CORP *                     5,282        166,330       0.09%
                                    INTERSIL CORP       SHS -A-           9,879        229,687       0.13%
                                    IRON MOUNTAIN INC *                     523         19,550       0.01%
                                    KOPIN CORP *                          2,485          8,971       0.01%
                                    LAM RESH CORP *                       3,126        146,047       0.08%
                                    LSI LOGIC CORP *                     55,572        497,369       0.28%
                                    MACROVISION CORP *                      407          8,759       0.00%
                                    MEMC ELECTRONIC MATERIALS INC *       7,573        283,988       0.16%
                                    METTLER TOLEDO INTERNATIONAL I  *     5,312        321,748       0.18%
                                    MICREL INC *                            421          4,214       0.00%
                                    MICROCHIP TECHNOLOGY INC              1,240         41,602       0.02%
                                    MICROSEMI CORP *                      2,310         56,318       0.03%
                                    MICROSTRATEGY INC *                   4,137        403,440       0.23%
                                    MOTOROLA INC                          8,107        163,356       0.09%
                                    MPS GROUP INC *                          58            873       0.00%
                                    MTS SYSTEMS CORP                      1,572         62,110       0.04%
                                    NATIONAL SEMICONDUCTOR CORP          27,552        657,115       0.37%
                                    NETWORK APPLIANCE INC *               4,758        167,957       0.10%
                                    OPENWAVE SYSTEMS INC *                9,802        113,115       0.06%
                                    PAYCHEX INC                           2,598        101,270       0.06%
                                    PLEXUS CORP *                         4,971        170,058       0.10%
                                    PMC-SIERRA INC *                      4,860         45,684       0.03%
                                    POLYCOM INC *                        13,638        298,945       0.17%
                                    POWER INTEGRATIONS INC *                550          9,614       0.01%
                                    POWERWAVE TECH COM *                  2,311         21,076       0.01%
                                    QLOGIC CORP *                         1,520         26,205       0.01%
                                    QUALCOMM INC                         20,618        826,163       0.47%
                                    RAMBUS INC DEL *                     35,554        810,987       0.46%
                                    REALNETWORKS INC *                   46,661        499,273       0.28%
                                    REYNOLDS & REYNOLDS CO CL A             498         15,274       0.01%
                                    SABRE HOLDINGS CORP CL A              1,063         23,386       0.01%
                                    SANMINA-SCI CORP *                   37,821        173,977       0.10%
                                    SEMTECH CORP *                        3,219         46,515       0.03%
                                    SILICON LABORATORIES INC *            5,526        194,239       0.11%
                                    SRA INTERNATIONAL INC CL A *            614         16,351       0.01%
                                    SUPERTEX INC *                        4,512        180,209       0.10%
                                    SYNOPSYS INC *                          926         17,381       0.01%
                                    TECH DATA CORP *                     11,049        423,287       0.24%
                                    TEXAS INSTRUMENTS INC                10,251        310,503       0.18%
                                    TNS *                                   103          2,131       0.00%
                                    TOTAL SYSTEM SERVICES INC               515          9,914       0.01%
                                    TRIDENT MICROSYSTEMS INC *            5,185         98,411       0.06%
                                    UNITED ONLINE INC                    26,812        321,744       0.18%
                                    UTSTARCOM INC *                      17,907        139,496       0.08%
                                    VALUECLICK INC *                        655         10,054       0.01%
                                    VERISIGN INC *                       13,864        321,229       0.18%
                                    WEBSENSE INC *                       24,120        495,425       0.28%
                                    WIND RIVER SYSTEMS INC *              1,919         17,079       0.01%
                                    WITNESS SYSTEMS INC  *                  522         10,525       0.01%
                                                                                 -------------- -----------
                                                                                    14,327,775       8.15%
                                                                                 -------------- -----------

                                                                                                   % OF NET
                                                                                                      ASSET
        Common Stocks (United States)                                    SHARES           VALUE       VALUE
        -----------------------------                                    ------           -----    --------
              Utilities
                                    AMERICAN ELEC PWR INC                 4,743        162,448       0.09%
                                    CONSOLIDATED EDISON INC                 498         22,131       0.01%
                                    DTE ENERGY CO                        19,389        789,908       0.45%
                                    DUKE ENERGY CORP NEW                  2,687         78,917       0.04%
                                    DYNEGY INC CL A *                     4,049         22,148       0.01%
                                    EDISON INTL                          22,268        868,452       0.49%
                                    ENERGEN CORP                         20,965        805,266       0.46%
                                    EXELON CORP  COM                        800         45,464       0.03%
                                    FPL GROUP INC                           290         12,000       0.01%
                                    MDU RES GROUP INC                       112          4,100       0.00%
                                    NATIONAL FUEL GAS CO N J              8,597        302,099       0.17%
                                    NICOR INC                             1,342         55,693       0.03%
                                    PEPCO HLDGS INC                       9,769        230,353       0.14%
                                    SEMPRA ENERGY                         2,955        134,393       0.08%
                                    SIERRA PACIFIC RESOURCES *            1,216         17,024       0.01%
                                    SOUTHERN CO                           3,450        110,573       0.06%
                                    TXU CORP                             14,926        892,426       0.51%
                                    WISCONSIN ENERGY CORP                   323         13,017       0.01%
                                    WPS RES CORP                            471         23,361       0.01%
                                                                                 -------------- -----------
                                                                                     4,589,773       2.61%
                                                                                 -------------- -----------

                                    Total commission stocks
                                     (cost - $90,680,907)                          $90,532,649      51.50%
                                                                                 -------------- -----------

        Common Stocks (Non-United States)
        ---------------------------------
         Brazil
                         Basic Materials
                                                 ARACRUZ CELULOSE SA
                                                   SPONS ADR                       134         7,024         0.00%
                                                                                        ------------- -------------

         Canada
                         Basic Materials
                                                 GOLDCORP INC NEW CAD
                                                   NPV CL A SUB VTG SH           5,903       178,389         0.10%
                                                   MERIDIAN GOLD INC COM *       2,781        88,103         0.05%

                         Consumer, Cyclical
                                                 MAGNA CL-A COM                    298        21,447         0.01%
                         Financials
                                                 MANULIFE FINANCIAL CORP           328        10,421         0.01%
                         Industrial
                                                 CANADIAN NATL RAILWAY
                                                   CAD COM                       1,605        70,219         0.04%
                         Health Care
                                                 ANGIOTECH
                                                   PHARMACEUTICALS CAD COM *     1,588        18,659         0.01%
                         Technology
                                                 COGNOS CAD COM *                2,367        67,341         0.04%
                                                                                        ------------- -------------
                                                 Total Canada                                454,578         0.26%
                                                                                        ------------- -------------

         Finland
                         Technology
                                                 NOKIA CORP ADR                  1,363        27,614         0.02%
                                                                                        ------------- -------------

         Great Britain
                         Consumer, Non-Cyclical
                                                 DIAGEO PLC ADR                    144         9,727         0.00%
                         Energy
                                                 BP AMOCO PLC ADR                4,971       346,031         0.20%
                                                                                        ------------- -------------
                                                 Total Great Britain                         355,758         0.20%
                                                                                        ------------- -------------

         Ireland
                         Industrial
                                                 RYAN AIR HLDG PLC ADR *            92         4,850         0.00%
                                                                                        ------------- -------------

         Israel
                         Health Care
                                                 TEVA PHARM ADR                 12,278       387,862         0.22%
                                                                                        ------------- -------------

         Japan
                         Consumer, Cyclical
                                                 HONDA MOTOR ADR                 1,097        34,907         0.02%
                                                                                        ------------- -------------

         Malaysia
                         Energy
                                                 OMI CORP-NEW  COM STK               2            43         0.00%
                                                                                        ------------- -------------

         Mexico
                         Communications
                                                 TELEFONOS DE MEXICO SA
                                                   TELMEX ADR                      122         2,541         0.00%
                                                                                        ------------- -------------

         Netherlands
                         Consumer, Non-Cyclical
                                                 UNILEVER N V ADR                1,171        26,406         0.02%
                                                                                        ------------- -------------

         Panama
                         Consumer, Cyclical
                                                 CARNIVAL CORP                   3,974       165,875         0.09%
                         Industrial
                                                 MCDERMOTT INTL INC COM *       19,125       869,614         0.50%
                                                                                        ------------- -------------
                                                 Total Panama                              1,035,489         0.59%
                                                                                        ------------- -------------

         Philippines
                         Communications
                                                 PHILIPPINE LONG DIST
                                                   SP ADR                          204         7,042         0.00%
                                                                                        ------------- -------------
         South Korea
                         Utilities
                                                 KOREA EL.PWR(DTC)               6,461       122,501         0.07%
                         Communications
                                                 SKTEL NEW(DTC)                  1,220        28,572         0.02%
                                                   KT CORP  SPONS ADR              236         5,062
                                                                                        ------------- -------------
                                                 Total South Korea                           156,135         0.09%
                                                                                        ------------- -------------

                                                 Total common stocks
                                                   non-United States
                                                   (cost - $2,410,310)                   $ 2,500,249         1.42%
                                                                                        ------------- -------------

        UNITED STATES GOVERNMENT SECURITIES**
        -------------------------------------

              Maturity Face Amount           Date               Description
              --------------------           ----               -----------
              $      3,000,000.00          8/3/2006        U.S. Treasury Bills
                                     (cost, including accrued interest, -
                                     $2,987,199)                                   $      2,987,199               1.70%
                                                                                   ------------------- -----------------

                                     Total investment securities (cost -
                                     $96,078,416)                                  $     96,020,097              54.62%
                                                                                   =================== =================

        FUTURES CONTRACTS
        -----------------

             CONTRACTS PURCHASED

                                                                              NO. OF                         % of Net
             SECTOR              CONTRACT          EXPIRATION   EXCHANGE     CONTRACTS       VALUE          Asset Value
             ------              --------          ----------   --------     ---------       -----          -----------
             ENERGY
                            LIGHT CRUDE              Aug-06       NYM               12     $      23,880            0.02%
                            LIGHT CRUDE              Sep-06       NYM               43            89,900            0.05%
                            HEATING OIL              Aug-06       NYM               10            21,966            0.01%
                            BRENT CRUDE              Sep-06       IPE               40            89,580            0.05%
                            GAS OIL                  Aug-06       IPE               49            41,150            0.03%
                            WTI SWEET CRUDE          Aug-06       ICE               14            23,500            0.01%
                                                                                        ----------------- ----------------
                                                                                                 289,976            0.17%
                                                                                        ----------------- ----------------

             METALS
                            GOLD                     Aug-06      COMEX              10           (17,000)          -0.01%
                            COPPER                   Sep-06       LME               12            (1,948)           0.00%
                            ZINC                     Sep-06       LME                3             7,125            0.00%
                                                                                        ----------------- ----------------
                                                                                                 (11,823)          -0.01%
                                                                                        ----------------- ----------------

             STOCK INDICES
                            MINI S&P 500             Sep-06       CME               70             9,975            0.01%
                            FTSE 100                 Sep-06      LIFFE              15            61,859            0.04%
                            CAC 40                   Jul-06     EURONEXT            15            46,652            0.03%
                            IBEX 35                  Jul-06     MEFF-RV              2             7,995            0.00%
                            NIKKEI 225               Sep-06       SGX               27            21,826            0.01%
                            SPI 200                  Sep-06       SFE                5            29,542            0.01%
                                                                                        ----------------- ----------------
                                                                                                 177,849            0.10%
                                                                                        ----------------- ----------------

                          SHORT-TERM INTEREST RATES
                            Euroswiss                Sep-06      LIFFE              19            (1,329)           0.00%
                                                                                        ----------------- ----------------

                          LONG-TERM INTEREST RATES
                               AUSTRALIAN 10-YEAR
                            T-BOND                   Sep-06       SFE               12             1,236            0.00%
                            AUSTRALIAN
                            3-YEAR   T-BOND          Sep-06       SFE               25             1,731            0.00%
                            U.S. T-BOND              Sep-06       CBOT               8             5,000            0.00%
                            U.S. 10 YEAR NOTE        Sep-06       CBOT              82            47,344            0.03%
                            U.S. 5 YEAR NOTE         Sep-06       CBOT              62            19,624            0.01%
                            MINI JAPANESE
                            GOVERNMENT BOND          Sep-06      SIMEX             173          (158,202)          -0.09%
                            EURO-BOBL                Sep-06      EUREX               1              (192)           0.00%
                                                                                        ----------------- ----------------
                                                                                                 (83,459)          -0.05%
                                                                                        ----------------- ----------------

                            Net unrealized gain on futures contracts purchased                   371,214            0.21%
                                                                                        ----------------- ----------------

             CONTRACTS SOLD

                                                                                     NO. OF                 % of Net
             SECTOR                 CONTRACT          EXPIRATION        EXCHANGE    CONTRACTS    VALUE     Asset Value
             ------                 --------          ----------        --------    ---------    -----     -----------
             ENERGY
                               Natural Gas              Aug-06             NYM             2      $26,620        0.01%
                                                                                              ------------ ------------

             METALS
                               COPPER                   Sep-06             LME             3      (45,601)      -0.03%
                               ZINC                     Sep-06             LME             1       (6,826)       0.00%
                                                                                              ------------ ------------
                                                                                                  (52,427)      -0.03%
                                                                                              ------------ ------------

             STOCK INDICES
                               MINI NASDAQ              Sep-06             CME            24       (5,110)       0.00%
                               STOXX 50                 Sep-06            EUREX            5       (6,946)      -0.01%
                               DAX                      Sep-06            EUREX            4      (21,458)      -0.01%
                               NIKKEI 225               Sep-06             SGX             2       (4,020)       0.00%
                               MSCI TAIWAN              Jul-06             SGX             7       (4,610)       0.00%
                                                                                              ------------ ------------
                                                                                                  (42,144)      -0.02%
                                                                                              ------------ ------------
             SHORT-TERM INTEREST RATES
                               AUSTRALIAN 90  DAY
                               BANKER BILLS             Sep-06             SFE            44        2,242        0.00%
                               3-MONTH EURIBOR          Mar-07            LIFFE          430      255,168        0.15%
                               EURODOLLARS              Mar-07             CME           769       37,375        0.02%
                               SHORT STERLING           Mar-07            LIFFE          149      (28,988)      -0.02%
                               CANADIAN BANKERS
                                 ACCEPTANCE             Dec-06             ME             58       30,924        0.02%
                               EURO-SCHATZ              Sep-06            EUREX          526      186,226        0.11%
                                                                                              ------------ ------------
                                                                                                  482,948        0.28%
                                                                                              ------------ ------------

             LONG-TERM INTEREST RATES
                               U.S. 2 YEAR NOTE         Sep-06            CBOT            22       11,047        0.01%
                               CANADIAN
                                 GOVERNMENT BOND        Sep-06             ME             29       37,924        0.02%
                               EURO-BUND                Sep-06            EUREX           23       10,886        0.00%
                               LONG GILT                Sep-06            LIFFE           15       16,718        0.01%
                                                                                              ------------ ------------
                                                                                                   76,574        0.04%
                                                                                              ------------ ------------

                               Net unrealized gain on futures contracts sold                      491,571        0.28%
                                                                                              ------------ ------------

                               Net unrealized gain on futures contracts                         $ 862,785        0.49%
                                                                                              ============ ============


        FORWARD CURRENCY CONTRACTS
        --------------------------

             CONTRACTS PURCHASED
                                                                                                                % OF NET ASSET
                   COUNTERPARTY   MATURITY DATE             AMOUNT           CURRENCY             VALUE              VALUE
                   ABN AMRO           9/20/2006              9,098,097  Australian Dollar        $   (89,128)             -0.05%
                   ABN AMRO           9/20/2006              5,572,265    British Pound             (305,904)             -0.17%
                   ABN AMRO           9/20/2006              4,901,845   Canadian Dollar            (145,137)             -0.08%
                   ABN AMRO           9/20/2006             20,279,813         Euro                  313,389               0.18%
                   ABN AMRO           9/20/2006            531,359,454     Japanese Yen             (382,096)             -0.22%
                   ABN AMRO           9/20/2006              6,000,000     Mexican Peso                    -               0.00%
                   ABN AMRO           9/20/2006                400,000  New Zealand Dollar          (138,157)             -0.08%
                   ABN AMRO           9/20/2006              2,502,094     Swiss Franc                167,108              0.10%
                   ABN AMRO           9/20/2006              1,870,000   Singapore Dollar            (10,324)             -0.01%
                   ABN AMRO           9/20/2006              2,500,000  South African Rand              (537)              0.00%
                                                                                            ------------------ ------------------

                   Net unrealized (loss) on forward contracts purchased                             (590,785)             -0.34%
                                                                                            ------------------ ------------------

             CONTRACTS SOLD
                                                                                                                % OF NET ASSET
                   COUNTERPARTY   MATURITY DATE             AMOUNT           CURRENCY             VALUE              VALUE

                   ABN AMRO           9/20/2006             10,899,367  Australian Dollar           (157,163)             -0.09%
                   ABN AMRO           9/20/2006              7,858,381    British Pound             (333,532)             -0.19%
                   ABN AMRO           9/20/2006             11,699,565   Canadian Dollar             105,436               0.06%
                   ABN AMRO           9/20/2006             13,890,384         Euro                 (715,390)             -0.41%
                   ABN AMRO           9/20/2006          2,041,242,244     Japanese Yen              340,140               0.19%
                   ABN AMRO           9/20/2006              6,500,000     Mexican Peso               (9,698)             -0.01%
                   ABN AMRO           9/20/2006              3,000,000  New Zealand Dollar           181,670               0.10%
                   ABN AMRO           9/20/2006             23,560,551     Swiss Franc               441,293               0.25%
                   ABN AMRO           9/20/2006                340,000   Singapore Dollar            (20,220)             -0.01%
                   ABN AMRO           9/20/2006              2,000,000  South African Rand            37,011              0.02%
                                                                                            ------------------ ------------------

                   Net unrealized gain on forward contracts sold                                    (130,453)             -0.07%
                                                                                            ------------------ ------------------

                   Net unrealized gain on forward contracts                                       $ (721,238)             -0.41%
                                                                                            ================== ==================

        OPTIONS WRITTEN ON FORWARD CURRENCY CONTRACTS
        ---------------------------------------------

                                                                                                                       % OF NET
                                                                                                                         ASSET
             COUNTERPARTY  Expiry Date     Market Put/Call     StrikePrice    Amount       Currency         VALUE        VALUE
             ------------  -----------     ---------------     -----------    ------       ---------       ------        -----
             ABN AMRO        7/3/2006     GBP Call / USD Put       1.8865     -600,000    British Pound   $       (1)      0.00%
             ABN AMRO        7/3/2006     USD Put / CHF Call       1.2060   -1,000,000     U.S. Dollar           (63)      0.00%
             ABN AMRO        7/3/2006     USD Call / JPY Put     117.6500     -700,000     U.S. Dollar             0       0.00%
             ABN AMRO        7/5/2006     USD Put / CHF Call       1.2110     -800,000     U.S. Dollar          (702)      0.00%
             ABN AMRO        7/5/2006     USD Call / JPY Put     117.2500     -500,000     U.S. Dollar           (12)      0.00%
             ABN AMRO        7/5/2006     GBP Call / USD Put       1.8760     -300,000    British Pound         (114)      0.00%
             ABN AMRO        7/5/2006     EUR Call / USD Put       1.2900     -100,000        Euro              (125)      0.00%
             ABN AMRO        7/6/2006     EUR Call / USD Put       1.2865     -300,000        Euro              (775)      0.00%
             ABN AMRO        7/6/2006     GBP Call / USD Put       1.8680     -300,000    British Pound         (443)      0.00%
             ABN AMRO        7/6/2006     USD Put / CHF Call       1.2110     -700,000     U.S. Dollar          (927)      0.00%
             ABN AMRO        7/6/2006     USD Call / JPY Put     117.6500   -1,400,000     U.S. Dollar           (40)      0.00%
             ABN AMRO        7/7/2006     USD Put / CHF Call       1.2155     -100,000     U.S. Dollar          (267)      0.00%
             ABN AMRO        7/7/2006     USD Call / JPY Put     118.7500   -1,100,000     U.S. Dollar            (8)      0.00%
             ABN AMRO        7/7/2006     EUR Call / USD Put       1.2835     -900,000        Euro            (3,716)      0.00%
             ABN AMRO        7/10/2006    EUR Call / USD Put       1.2870     -100,000        Euro              (358)      0.00%
             ABN AMRO        7/10/2006    USD Call / JPY Put     118.3500     -800,000     U.S. Dollar           (29)      0.00%
             ABN AMRO        7/11/2006    EUR Call / USD Put       1.2870   -1,100,000        Euro            (4,418)      0.00%
             ABN AMRO        7/11/2006    USD Call / JPY Put     118.8000   -1,200,000     U.S. Dollar           (33)      0.00%
             ABN AMRO        7/12/2006    EUR Call / USD Put       1.2855     -300,000        Euro            (1,479)      0.00%
             ABN AMRO        7/12/2006    USD Put / CHF Call       1.2120     -800,000     U.S. Dollar        (2,460)      0.00%
             ABN AMRO        7/12/2006    USD Call / JPY Put     118.5000   -1,200,000     U.S. Dollar           (84)      0.00%
             ABN AMRO        7/13/2006    USD Put / CHF Call       1.2180   -1,300,000     U.S. Dollar        (6,749)      0.00%
             ABN AMRO        7/13/2006    USD Call / JPY Put     118.8500   -1,200,000     U.S. Dollar           (67)      0.00%
             ABN AMRO        7/13/2006    EUR Call / USD Put       1.2820     -200,000        Euro            (1,355)      0.00%
             ABN AMRO        7/14/2006    EUR Call / USD Put       1.3015     -500,000        Euro              (966)      0.00%
             ABN AMRO        7/14/2006    USD Put / CHF Call       1.2010     -900,000     U.S. Dollar        (1,559)      0.00%
             ABN AMRO        7/14/2006    USD Call / JPY Put     117.0000     -900,000     U.S. Dollar          (640)      0.00%
                                                                                                          ------------ ----------


                            Total options written on forward currency contracts (premium
                              received- $17,338)                                                          $  (27,390)      -0.02%
                                                                                                          ============ ==========

INVESTMENT SECURITIES SOLD SHORT
--------------------------------

             Basic Materials
                                     ALBEMARLE CORP                                    120       $      5,746              0.00%
                                     ALCOA INC                                       5,929            191,862              0.11%
                                     CARPENTER TECHNOLOGY CORP                       3,509            405,290              0.23%
                                     CHEMTURA CORP                                   8,899             83,117              0.05%
                                     CLEVELAND CLIFFS INC                            4,862            385,508              0.22%
                                     COMMERCIAL METALS CO                            8,783            225,723              0.13%
                                     DOW CHEMICAL CORP                               3,073            119,939              0.07%
                                     EASTMAN CHEM CO                                13,523            730,242              0.42%
                                     ECOLAB INC                                      3,044            123,526              0.07%
                                     FMC CORP                                          194             12,492              0.01%
                                     GRACE W R & CO DEL NEW ***                      4,647             54,370              0.03%
                                     HERCULES INC ***                                1,574             24,019              0.01%
                                     LOUISIANA-PAC CORP                                149              3,263              0.00%
                                     MEADWESTVACO CORP   Com                           646             18,043              0.01%
                                     NEWMONT MINING CORP                             4,324            228,869              0.13%
                                     OWENS ILL INC ***                                 956             16,023              0.01%
                                     PHELPS DODGE CORP                               2,571            211,233              0.12%
                                     QUANEX CORP                                       769             33,121              0.02%
                                     RANDGOLD RESOURCES LTD SOUTH AFRICA ***         2,298             48,258              0.03%
                                     RTI INTL METALS INC ***                         1,258             70,247              0.04%
                                     SIGMA-ALDRICH CORP                                 11                799              0.00%
                                     STEEL DYNAMICS INC                              1,037             68,172              0.04%
                                     TERRA INDUSTRIES INC ***                        6,186             39,405              0.02%
                                     UNITED STS STL CORP                             2,240            157,069              0.09%
                                     WORTHINGTON INDS INC                            5,646            118,282              0.06%
                                                                                            ------------------ ------------------
                                                                                                    3,374,618              1.92%
                                                                                            ------------------ ------------------
             Communications
                                     ALLTEL CORP                                     2,617            167,043              0.10%
                                     AMERICAN TOWER ***                             24,251            754,691              0.41%
                                     CROWN CASTLE INTERNATIONAL COR ***              3,905            134,879              0.08%
                                     DOBSON COMMUNICATIONS CORP CL A ***               421              3,254              0.00%
                                     IDT CORP  CL B ***                                965             13,307              0.01%
                                     NII HLDGS INC ***                               5,308            299,265              0.17%
                                     SBA COMMUNICATIONS CORP CL A ***                  349              9,123              0.01%
                                     SPRINT NEXTEL CORP                                616             12,314              0.01%
                                                                                            ------------------ ------------------
                                                                                                    1,393,876              0.79%
                                                                                            ------------------ ------------------
             Consumer, Cyclical
                                     AARON RENTS INC     CL B                          474             12,741              0.01%
                                     AMERICAN AXLE & MFG HLDGS INC                      62              1,061              0.00%
                                     AMERICAN GREETINGS CORP CL A                       82              1,723              0.00%
                                     Ameristar Casinos Inc                             967             18,808              0.01%
                                     ANN TAYLOR STORES CORP ***                     12,041            522,339              0.30%
                                     ARBITRON INC                                      119              4,561              0.00%
                                     ARVINMERITOR INC                                3,615             62,142              0.04%
                                     AUTOLIV INC                                       156              8,825              0.01%
                                     BIG LOTS INC  ***                               7,886            134,693              0.08%
                                     BLOCK H & R INC                                18,743            447,208              0.25%
                                     BLUEGREEN CORP ***                              2,433             27,882              0.02%
                                     BLYTH INC                                      11,029            203,595              0.12%
                                     BORGWARNER INC                                     50              3,255              0.00%
                                     BOYD GAMING CORP                               16,530            667,151              0.38%
                                     CABLEVISION SYS CORP ***                       16,624            356,585              0.20%
                                     CAPITAL CITIES ABC INC                          1,539             46,170              0.03%
                                     CARMAX INC ***                                  9,259            328,324              0.19%
                                     CATALINA MARKETING CORP                         3,377             96,109              0.05%
                                     CBS CORP-CLASS B                                2,690             72,765              0.04%
                                     CHARLOTTE RUSSE HLDG INC ***                       51              1,221              0.00%
                                     DEX MEDIA INC ***                               1,593             86,134              0.05%
                                     DILLARDS INC        CL A                       26,297            837,559              0.48%
                                     FOOT LOCKER INC                                 8,735            213,920              0.12%
                                     FORD MOTOR COMPANY                             21,053            145,897              0.08%
                                     FOSSIL INC ***                                  3,868             69,663              0.04%
                                     GAP INC                                         3,597             62,588              0.04%
                                     GEMSTAR-TV GUIDE INTL INC ***                   2,056              7,237              0.00%
                                     GOODYEAR TIRE & RUBR CO ***                       761              8,447              0.00%
                                     GUITAR CTR INC ***                              8,630            383,776              0.22%
                                     GYMBOREE CORP ***                                 640             22,246              0.01%
                                     HARLEY DAVIDSON INC                            14,116            774,827              0.44%
                                     HARRAHS ENTERTAINMENT INC                       1,266             90,114              0.05%
                                     HOT TOPIC INC ***                               4,852             55,847              0.03%
                                     HOVNANIAN K ENTERPRISES INC CL A ***           11,276            339,182              0.19%
                                     INTERNATIONAL SPEEDWAY CORP CL A                   26              1,206              0.00%
                                     JARDEN CORP  ***                               15,930            485,069              0.28%
                                     JC PENNEY CO INC                                1,057             71,358              0.04%
                                     JO-ANN STORES INC ***                           5,942             87,050              0.05%
                                     JOS A BANK CLOTHIERS INC ***                    3,277             78,517              0.04%
                                     LEE ENTERPRISES INC                             6,404            172,588              0.10%
                                     LIBERTY GLOBAL INC   ***                       30,972            665,898              0.38%
                                     LKQ CORP  ***                                     400              7,600              0.00%
                                     M / I HOMES INC                                 9,040            317,123              0.18%
                                     MARINEMAX INC  ***                                  9                236              0.00%
                                     MARVEL ENTMT INC ***                            1,825             36,500              0.02%
                                     MODINE MFG CO                                     411              9,601              0.01%
                                     MORNINGSTAR INC COM ***                           461             19,122              0.01%
                                     NTL INC NEW         COM                        30,174            751,333              0.43%
                                     OFFICEMAX INC                                   6,598            268,869              0.15%
                                     PENN NATIONAL GAMING INC ***                      704             27,301              0.02%
                                     PEP BOYS-MANNY MOE & JACK                       1,272             14,921              0.01%
                                     PRICELINE COM INC ***                           7,372            220,128              0.13%
                                     RED ROBIN GOURMET BURGERS INC ***                 930             39,581              0.02%
                                     REGIS CORP MINN                                 1,470             52,347              0.03%
                                     RYANS RESTAURANT GROUP INC ***                    421              5,014              0.00%
                                     SCIENTIFIC GAMES CORP CL A ***                  2,163             77,046              0.04%
                                     SNAP ON INC                                     1,011             40,865              0.02%
                                     SONIC AUTOMOTIVE INCCL A                          608             13,485              0.01%
                                     SOURCE INTERLINK COS INC ***                    7,167             85,287              0.05%
                                     STAGE STORES INC                                1,642             54,186              0.03%
                                     STANDARD PAC CORP                              13,018            334,563              0.19%
                                     STATION CASINOS INC                             8,879            604,482              0.34%
                                     TOLL BROTHERS INC    ***                       24,834            635,005              0.36%
                                     TOO INC  ***                                      431             16,546              0.01%
                                     TRACTOR SUPPLY CO  ***                            456             25,203              0.02%
                                     UNITED AUTO GROUP INC                             217              4,633              0.00%
                                     URBAN OUTFITTERS INC ***                       19,910            348,226              0.20%
                                     VF CORP                                         7,493            508,925              0.29%
                                     YORK INTL CORP                                    258             21,213              0.01%
                                     ZALE CORP NEW  ***                              5,733            138,106              0.08%
                                                                                            ------------------ ------------------
                                                                                                   12,353,728              7.03%
                                                                                            ------------------ ------------------

             Consumer, Non-Cyclical
                                     CAMPBELL SOUP USD COM                             423             15,698              0.01%
                                     CASEYS GEN STORES INC                           1,945             48,644              0.03%
                                     CENTRAL EUROPEAN DISTR CORP ***                16,010            402,812              0.23%
                                     CENTRAL GARDEN & PET CO ***                    16,257            699,864              0.40%
                                     CONSTELLATION BRANDS INC CL A ***               3,136             78,400              0.04%
                                     CORN PRODS INTL INC                             1,619             49,541              0.03%
                                     ENERGIZER HOLDINGS INC ***                      1,025             60,034              0.03%
                                     GREAT ATLANTIC & PACIFIC TEA C ***              7,311            166,106              0.09%
                                     HORMEL FOODS CORP                               1,199             44,531              0.03%
                                     KELLOGG CO                                      2,141            103,689              0.06%
                                     KIMBERLY-CLARK CORP                             6,430            396,731              0.23%
                                     NBTY INC  COM ***                               2,383             56,978              0.03%
                                     PILGRIMS PRIDE CORP                             3,885            100,233              0.06%
                                     RALCORP HOLDINGS INCCOM ***                     2,763            117,510              0.07%
                                     REVLON INC          CL A ***                    2,214              2,790              0.00%
                                     SAFEWAY INC                                     8,487            220,662              0.13%
                                     SANDERSON FARMS INC                            24,692            691,129              0.39%
                                     SUPERVALUE INC USD COM                          5,647            173,363              0.10%
                                     UNITED NAT FOODS INC ***                          474             15,651              0.01%
                                     WALGREEN CO                                    18,724            839,584              0.47%
                                     WAL-MART STORES INC                             9,947            479,147              0.26%
                                     WM WRIGLEY JR CO                               13,417            608,595              0.35%
                                                                                            ------------------ ------------------
                                                                                                    5,371,692              3.05%
                                                                                            ------------------ ------------------
             Energy
                                     APACHE CORP                                     5,360            365,820              0.21%
                                     ATP OIL & GAS CORP  ***                        14,123            592,177              0.34%
                                     BAKERS HUGHES INC                               6,351            519,829              0.30%
                                     BERRY PETE CO       CL A                        1,543             51,150              0.03%
                                     BJ SVCS CO                                      8,863            330,235              0.19%
                                     BRONCO DRILLING CO INC ***                     23,553            492,022              0.28%
                                     CABOT OIL & GAS CORP                            3,232            158,368              0.09%
                                     CAMERON INTL CORP   COM ***                     2,390            114,170              0.06%
                                     CARBO CERAMICS INC                              1,890             92,856              0.05%
                                     CARRIZO OIL & GAS INC ***                       2,159             67,598              0.04%
                                     CHENIERE ENERGY INC ***                         1,674             65,286              0.04%
                                     CHESAPEAKE ENERGY CORP                         34,375          1,039,844              0.59%
                                     CHEVRON CORPORATION                             7,769            482,144              0.27%
                                     CIMAREX ENERGY CO                              18,713            804,659              0.46%
                                     COMSTOCK RES INC ***                            2,969             88,654              0.05%
                                     CONOCOPHILLIPS                                  1,097             71,886              0.04%
                                     CONSOL ENERGY INC                               8,343            389,785              0.22%
                                     DELTA PETE CORP ***                            42,377            725,918              0.41%
                                     DENBURY RESOURCES HOLDINGS INC ***              2,827             89,531              0.05%
                                     DEVON ENERGY CORP                               1,232             74,425              0.04%
                                     DRIL-QUIP INC  ***                              2,854            235,284              0.13%
                                     EDGE PETROLEUM CORPORATION  DE ***                978             19,540              0.01%
                                     EL PASO CORP        COM                        18,035            270,525              0.15%
                                     FMC TECHNOLOGIES INC ***                        3,513            236,987              0.14%
                                     GLOBAL INDS LTD ***                             1,131             18,888              0.02%
                                     GLOBALSANTAFE CORP                              1,948            112,497              0.07%
                                     GOODRICH PETE CORP ***                            107              3,038              0.00%
                                     GREY WOLF INC ***                               7,005             53,939              0.03%
                                     HANOVER COMPRESSOR CO ***                       1,732             32,527              0.02%
                                     HELIX ENERGY SOLUTIONS GROUP I ***              3,047            122,977              0.07%
                                     HESS CORP                                       7,858            415,295              0.24%
                                     HYDRIL ***                                         92              7,224              0.00%
                                     LUFKIN INDS INC                                   458             27,219              0.02%
                                     MARATHON OIL CORP                               1,638            136,445              0.08%
                                     MASSEY ENERGY CO                                3,426            123,336              0.07%
                                     NATIONAL-OILWELL VARCO INC COM ***              2,576            163,112              0.09%
                                     NEWFIELD EXPL CO ***                           11,648            570,053              0.32%
                                     NOBLE AFFILIATES INC                            3,754            175,912              0.10%
                                     NOBLE DRILLING CORP                             2,193            163,203              0.09%
                                     OCCIDENTAL PETE CORP                            1,220            125,111              0.07%
                                     OCEANEERING INTL INC ***                       12,786            586,238              0.33%
                                     PARKER DRILLING CO ***                          3,894             27,959              0.02%
                                     PIONEER NATURAL RESOURCES COMP                 15,566            722,418              0.41%
                                     PLAINS EXPLORATION & PRODUCTIO ***             12,067            489,196              0.28%
                                     QUICKSILVER RES INC  ***                        3,621            133,289              0.08%
                                     RANGE RES CORP                                  7,127            193,783              0.11%
                                     SMITH INTL INC                                 12,356            549,471              0.31%
                                     ST MARY LAND & EXPL CO                          2,001             80,540              0.05%
                                     SWIFT ENERGY CO ***                               906             38,895              0.02%
                                     TESORO CORP                                     5,249            390,316              0.22%
                                     TETRA TECHNOLOGIES INC DEL ***                  8,652            262,502              0.15%
                                     TSAKOS ENERGY       NAVIGATION LTD                358             14,921              0.01%
                                     UNIT CORP ***                                   3,913            222,611              0.13%
                                     UNIVERSAL COMPRESSION HLDGS  I ***              2,278            143,446              0.08%
                                     VERITAS DGC INC ***                             2,640            136,172              0.08%
                                     WHITING PETROLEUM CORP COM ***                 16,573            693,912              0.39%
                                     WILLIAMS COMPANIES INC                         22,811            532,867              0.30%
                                                                                            ------------------ ------------------
                                                                                                   14,848,005              8.45%
                                                                                            ------------------ ------------------

             Financial
                                     AFLAC INC                                       1,527             70,776              0.04%
                                     AMERICAN EXPRESS CO                            13,247            705,005              0.40%
                                     AMERICAN HOME MORTGAGE INVESTM COM REIT ***     1,043             38,445              0.02%
                                     BANKATLANTIC BANCORP INC CL A                  49,140            729,238              0.41%
                                     BANKUNITED FINANCIAL CORP CL A                     74              2,258              0.00%
                                     BOK FINANCIAL CORP                                176              8,742              0.00%
                                     BOSTON PRIVATE FINL HLDGS INC                   2,475             69,053              0.04%
                                     BRANDYWINE REALTY TRUST COM REIT ***              903             29,050              0.02%
                                     BROOKLINE BANCORP INC  DE                      26,758            368,458              0.21%
                                     BROWN & BROWN INC                              22,901            669,167              0.38%
                                     CALAMOS ASSET       MANAGEMENT-A COM           11,273            326,804              0.19%
                                     CAPITAL ONE FINL    CORP COM                    1,025             87,586              0.05%
                                     CINCINNATI FINL CORP                              493             23,176              0.01%
                                     COLONIAL BANCGROUP INC                            629             16,153              0.01%
                                     COMMERCE BANCORP INC                           10,767            384,059              0.22%
                                     COMPASS BANCSHARES INC                            154              8,562              0.00%
                                     DIME COMMUNITY BANCSHARES                         167              2,266              0.00%
                                     EAST-WEST BANCORP INC                          18,260            692,237              0.39%
                                     EQUITY OFFICE PROPERTIES TRUST COM REIT ***     2,136             77,985              0.04%
                                     F N B CORP PA       COM                         1,501             23,671              0.01%
                                     FIDELITY BANKSHARES INC NEW                     3,522            112,070              0.06%
                                     FIFTH THIRD BANCORP                             8,044            297,226              0.17%
                                     FIRST CMNTY BANCORP CALIF                         481             28,417              0.02%
                                     FIRST MIDWEST BANCORP INC DEL                     340             12,607              0.01%
                                     FIRST REP BK SAN FRANCISCO  CA                  1,334             61,097              0.03%
                                     FLAGSTAR BANCORP INC                              189              3,016              0.00%
                                     FRANKLIN RESOURCES INC.                           256             22,223              0.01%
                                     FREMONT GEN CORP                                  245              4,547              0.00%
                                     GALLAGHER ARTHUR J & CO                        24,881            630,485              0.36%
                                     GFI GROUP INC ***                               2,603            140,432              0.08%
                                     HARTFORD FINL SVCS GROUP INC                      467             39,508              0.02%
                                     HIGHWOODS PROPERTIES INC COM REIT ***           4,530            163,895              0.09%
                                     HILB ROGAL & HOBBS CO                          12,369            460,993              0.26%
                                     IBERIABANK CORP                                    41              2,359              0.00%
                                     INTERCONTINENTAL EXCHANGE ***                  13,234            766,778              0.44%
                                     INTERNATIONAL SECS EXCHANGE  I CL A             1,130             43,019              0.02%
                                     JEFFERIES GROUP INC NEW                         1,137             33,689              0.02%
                                     LEGG MASON INC                                  6,577            654,543              0.39%
                                     MARKEL CORP ***                                 1,543            535,421              0.32%
                                     MARSH & MCLENNAN COS INC                        7,201            193,635              0.11%
                                     MARSHALL & ILSLEY   CORP COM                       41              1,875              0.00%
                                     MERRILL LYNCH & CO INC                            646             44,936              0.03%
                                     MIDWEST BANC HLDGS INC                          4,814            107,112              0.06%
                                     NASDAQ STK MKT INC ***                          2,492             74,511              0.04%
                                     NATIONWIDE HEALTH PROPERTIES I                  3,689             83,039              0.05%
                                     NEW PLAN EXCEL REALTY TRUST IN                    308              7,605              0.00%
                                     NEW YORK COMMUNITY  BANCORP                     7,828            129,240              0.07%
                                     PARTNERRE LTD BERMUDA                             533             34,139              0.02%
                                     PEOPLES BK BRIDGEPORT CONN                     20,253            665,311              0.38%
                                     PRICE T ROWE GROUP INC                          4,723            178,577              0.10%
                                     PRIVATEBANCORP INC                              8,505            352,192              0.20%
                                     PROGRESSIVE CORP OH                               371              9,538              0.01%
                                     PROSPERITY BANCSHARES INC                       2,947             96,927              0.06%
                                     REDWOOD TRUST INC COM REIT ***                  2,046             99,906              0.06%
                                     RENAISSANCERE HOLDINGS LTD                      9,811            475,441              0.27%
                                     SAFECO CORP                                       734             41,361              0.02%
                                     SCHWAB CHARLES CORP NEW                         4,058             64,847              0.04%
                                     SEI INVESTMENTS COMPANY                           891             43,552              0.02%
                                     SELECTIVE INSURANCE GROUP INC                      61              3,408              0.00%
                                     SIGNATURE BANK ***                              5,071            164,199              0.09%
                                     SOUTH FINL GROUP INC                            1,504             39,721              0.02%
                                     TRUSTMARK CORP                                    426             13,193              0.01%
                                     UCBH HOLDINGS INC                              15,179            251,061              0.14%
                                     UNITED COMMUNITY BANKS INC                        104              3,166              0.00%
                                     UNITED FIRE & CAS CO                            9,485            285,783              0.16%
                                     VALLEY NATIONAL BANCORP                         5,640            145,004              0.08%
                                     WADDELL & REED FINL INC CL A                   21,360            439,162              0.25%
                                     WHITNEY HLDG CORP                               4,788            169,352              0.12%
                                     WINTRUST FINL CORP                              7,648            388,901              0.22%
                                     ZIONS BANCORPORATION                            1,189             92,671              0.05%
                                                                                            ------------------ ------------------
                                                                                                   13,044,381              7.42%
                                                                                            ------------------ ------------------
             Health Care
                                     ADVANCED MEDICAL OPTICS INC ***                12,608            639,226              0.36%
                                     AFFYMETRIX INC ***                                280              7,168              0.00%
                                     ALEXION PHARMACEUTICALS INC ***                    93              3,359              0.00%
                                     ALLERGAN INC                                   13,898          1,490,699              0.85%
                                     ALLSCRIPTS HEALTHCARE SOLUTION ***             20,530            360,302              0.20%
                                     AMEDISYS INC ***                               17,788            674,165              0.38%
                                     ANALOGIC CORP                                   4,254            198,279              0.11%
                                     APPLERA CORP COM    SHS APPLIED                 2,860             92,521              0.05%
                                     BARR PHARMACEUTICALS INC ***                    3,433            163,720              0.09%
                                     CAREMARK RX INC                                 1,228             61,240              0.03%
                                     CELGENE CORP  ***                               4,129            195,838              0.11%
                                     CIGNA CORP                                        184             18,126              0.01%
                                     COMMUNITY HEALTH SYSTEMS INC ***                   78              2,867              0.00%
                                     CONMED CORP ***                                   282              5,837              0.00%
                                     COVANCE INC ***                                    51              3,122              0.00%
                                     CUBIST PHARMACEUTICALS INC ***                 13,458            338,872              0.19%
                                     CV THERAPEUTICS INC  ***                       14,537            203,082              0.12%
                                     CYBERONICS INC  ***                             1,995             42,533              0.02%
                                     DADE BEHRING HOLDINGS INC                         358             14,907              0.01%
                                     DAVITA INC ***                                 11,172            555,248              0.32%
                                     ENDO PHARMACEUTICALS HLDGS INC ***              2,828             93,267              0.05%
                                     GENENTECH INC  ***                              1,914            156,565              0.09%
                                     GENZYME CORP ***                                2,957            180,525              0.10%
                                     HOLOGIC INC ***                                   655             32,331              0.02%
                                     IMCLONE SYS INC ***                               828             31,994              0.02%
                                     INVERNESS MED INNOVATIONS INC ***                  72              2,033              0.00%
                                     LIFECELL CORP ***                               1,040             32,157              0.02%
                                     MATRIA HEALTHCARE INC ***                      33,388            715,171              0.41%
                                     MEDAREX INC ***                                 7,951             76,409              0.04%
                                     MEDICINES CO ***                                1,189             23,245              0.01%
                                     MERIT MEDICAL SYSTEMS INC ***                   7,168             98,632              0.06%
                                     Mgi Pharma Inc ***                             11,339            243,789              0.14%
                                     OMNICARE INC                                   10,319            489,327              0.28%
                                     OSI PHARMACEUTICALS INC ***                    26,447            871,693              0.50%
                                     PER-SE TECHNOLOGIES INC ***                    10,932            275,268              0.16%
                                     PSYCHIATRIC SOLUTIONS INC ***                  19,675            563,886              0.32%
                                     QUEST DIAGNOSTICS                               6,153            368,688              0.22%
                                     RADIATION THRPY ***                             2,357             63,427              0.04%
                                     RESMED INC ***                                  5,325            250,009              0.15%
                                     SCIELE PHARMA INC ***                             246              5,705              0.00%
                                     SEPRACOR INC ***                                7,608            434,721              0.25%
                                     SIERRA HEALTH SVCS INC ***                      4,511            203,130              0.12%
                                     STRYKER CORP COM                                  226              9,517              0.01%
                                     VALEANT PHARMACEUTICALS INTL COM                7,521            127,255              0.07%
                                     VARIAN INC ***                                    284             11,789              0.01%
                                     VCA ANTECH INC ***                                 41              1,309              0.00%
                                     VENTANA MEDICAL SYSTEMS INC ***                   177              8,351              0.00%
                                     WATERS CORP  ***                                   28              1,243              0.00%
                                     WRIGHT MEDICAL GROUP INC ***                    3,646             76,310              0.04%
                                                                                            ------------------ ------------------
                                                                                                   10,518,857              5.98%
                                                                                            ------------------ ------------------

             Industrial
                                     3 M CO                                          8,621            696,318              0.40%
                                     ACCO BRANDS CORP ***                            1,450             31,755              0.02%
                                     AGCO CORP ***                                  12,438            327,368              0.19%
                                     ALBANY INTERNATIONAL CORP CL A                    482             20,432              0.01%
                                     AMERICAN PWR CONVERSION CORP                    1,909             37,206              0.02%
                                     AMERICAN STANDARD COMPANIES IN                  1,885             81,564              0.05%
                                     ARGON ST INC ***                               11,455            305,047              0.17%
                                     ARKANSAS BEST CORP  DELAWARE                      225             11,297              0.01%
                                     ARMOR HLDGS INC ***                               194             10,637              0.01%
                                     BE AEROSPACE INC ***                            1,982             45,309              0.03%
                                     BELDEN CDT INC                                  1,411             46,634              0.03%
                                     BRIGGS & STRATTON CORP                            826             25,697              0.01%
                                     CENDANT CORP ***                               17,830            290,451              0.17%
                                     CLARCOR INC                                       492             14,657              0.01%
                                     CLEAN HBRS INC ***                                 42              1,693              0.00%
                                     COPART INC ***                                  7,501            184,225              0.10%
                                     COVANTA HOLDING CORPDELAWARE ***                2,653             46,825              0.03%
                                     CUMMINS INC                                     2,551            311,860              0.18%
                                     DEERE & CO COM                                  8,646            721,855              0.41%
                                     DELUXE CORP                                       975             17,043              0.01%
                                     DOLLAR THRIFTY AUTOMOTIVE  GRO ***              7,481            337,169              0.19%
                                     DONALDSON INC                                   1,795             60,797              0.03%
                                     ESSEX CORP ***                                    112              2,063              0.00%
                                     FLUOR CORP (NEW)                                3,107            288,734              0.16%
                                     GARDNER DENVER INC ***                            599             23,062              0.01%
                                     General American Transportation                17,547            745,748              0.42%
                                     GENERAL CABLE CORP DEL NEW ***                  3,260            114,100              0.06%
                                     GENERAL ELECTRIC CO                            21,030            693,149              0.39%
                                     GREENBRIER COS INC                              2,292             75,040              0.04%
                                     HARLAND JOHN H CO                               1,147             49,895              0.03%
                                     HUB GROUP INC CL A ***                            435             10,671              0.01%
                                     INGERSOLL RAND CO-A                               338             14,460              0.01%
                                     JACOBS ENGR GROUP INC ***                         462             36,794              0.02%
                                     JETBLUE AWYS CORP ***                          14,477            175,751              0.10%
                                     JLG INDS INC                                    6,590            148,275              0.08%
                                     KENNAMETAL INC                                    595             37,039              0.02%
                                     KIRBY CORP ***                                  1,241             49,020              0.03%
                                     L-3 COMMUNICATIONS CORP                         2,135            161,022              0.09%
                                     LANDSTAR SYSTEMS INC                              143              6,754              0.00%
                                     LOCKHEED MARTIN CORP                              130              9,326              0.01%
                                     MSC INDL DIRECT INC CL A                        1,113             52,945              0.03%
                                     NAVIGANT CONSULTING CO ***                     25,478            577,077              0.33%
                                     NAVISTAR INTL CORP ***                          5,803            142,812              0.08%
                                     NORDSON CORP                                      210             10,328              0.01%
                                     OLD DOMINION FREIGHT LINE INC ***               1,949             73,263              0.04%
                                     PACCAR INC                                      4,896            403,332              0.24%
                                     PARKER-HANNIFIN CORP                              606             47,026              0.03%
                                     ROCKWELL AUTOMATION INC                            61              4,393              0.00%
                                     SCHOOL SPECIALTY INC ***                        5,157            164,250              0.09%
                                     SHAW GROUP INC ***                              1,113             30,941              0.02%
                                     SPX CORP                                        1,363             76,260              0.04%
                                     TEREX CORP NEW ***                                946             93,370              0.05%
                                     TORO CO                                            30              1,401              0.00%
                                     TRINITY INDS INC                                3,587            144,915              0.08%
                                     UNITED RENTALS INC ***                          1,927             61,625              0.04%
                                     WABASH NATL CORP                                8,435            129,555              0.07%
                                     WASHINGTON GROUP INTL INC ***                     253             13,495              0.01%
                                     WASTE CONNECTIONS INC ***                       3,312            120,557              0.07%
                                     WATSON WYATT WORLDWIDE INC CL A                 1,279             44,944              0.03%
                                     WATTS WATER TECHNOLOGIES INC CL A                 133              4,462              0.00%
                                     WEST CORP ***                                     415             19,883              0.01%
                                     YRC WORLDWIDE INC   COM ***                    17,957            756,169              0.43%
                                                                                            ------------------ ------------------
                                                                                                    9,239,745              5.26%
                                                                                            ------------------ ------------------

             Technology
                                     3COM CORP ***                                   6,009             30,766              0.02%
                                     ADOBE SYS INC ***                              14,730            447,203              0.25%
                                     AKAMAI TECHNOLOGIES INC ***                    34,217          1,238,313              0.70%
                                     ALLIANCE DATA SYS CORP ***                        472             27,763              0.02%
                                     ALTERA CORP ***                                   491              8,617              0.00%
                                     AMPHENOL CORPORATION (NEW) CL A                 9,680            541,693              0.31%
                                     AQUANTIVE INC ***                               1,106             28,015              0.02%
                                     AVID TECHNOLOGY INC  ***                       20,664            688,731              0.39%
                                     AVNET INC ***                                     772             15,455              0.01%
                                     AVOCENT CORP ***                                  963             25,279              0.01%
                                     BANKRATE INC ***                               19,569            738,925              0.42%
                                     BENCHMARK ELECTRS INC ***                       3,477             83,865              0.05%
                                     BLACKBOARD INC ***                             19,681            569,962              0.32%
                                     BMC SOFTWARE INC ***                            9,460            226,094              0.13%
                                     BROOKS AUTOMATION INC  ***                        257              3,033              0.00%
                                     COGNIZANT TECHNOLOGY SOLUTIONS CL A ***           552             37,188              0.02%
                                     COHERENT INC ***                                   51              1,721              0.00%
                                     COMMSCOPE INC ***                               1,292             40,595              0.02%
                                     CORNING INC ***                                 4,128             99,856              0.06%
                                     DAKTRONICS INC                                    476             13,742              0.01%
                                     DST SYS INC DEL ***                               661             39,330              0.02%
                                     DYCOM INDUSTRIES INC ***                          799             17,011              0.01%
                                     ENTEGRIS INC ***                                  143              1,363              0.00%
                                     EPICOR SOFTWARE CORP ***                        1,025             10,793              0.01%
                                     EQUINIX INC ***                                 2,228            122,228              0.07%
                                     EURONET WORLDWIDE INC ***                         216              8,288              0.00%
                                     FEI CO ***                                      3,741             84,846              0.05%
                                     FISERV INC ***                                  1,608             72,939              0.04%
                                     GENERAL SEMICONDUCTOR INC ***                   1,616             25,420              0.01%
                                     HEARTLAND PAYMENT SYSTEMS INC ***                 764             21,300              0.01%
                                     HUTCHINSON TECHNOLOGY INC ***                  32,215            696,810              0.40%
                                     INTERDIGITAL COMMUNICATIONS CO ***              1,208             42,171              0.02%
                                     INTERNATIONAL RECTIFIER CORP ***               18,606            727,122              0.41%
                                     INTUIT ***                                         10                605              0.00%
                                     ITRON INC ***                                      45              2,667              0.00%
                                     J2 GLOBAL COMMUNICATONS INC ***                 6,831            213,264              0.12%
                                     JABIL CIRCUIT INC                               9,607            245,939              0.14%
                                     JUNIPER NETWORKS INC ***                       15,252            243,879              0.14%
                                     JUPITERMEDIA CORP ***                           5,489             71,357              0.04%
                                     KANBAY INTERNATIONAL INC ***                      953             13,857              0.01%
                                     KOMAG INC COM ***                              15,687            724,426              0.41%
                                     LEXMARK INTERNATIONAL INC CL A ***              1,996            111,437              0.06%
                                     MANHATTAN ASSOCS INC ***                          573             11,626              0.01%
                                     MARVELL TECHNOLOGY GROUP LTD  ***               1,742             77,223              0.04%
                                     MAXIM INTEGRATED PRODS INC                     16,038            514,980              0.29%
                                     MICRON TECHNOLOGY INC ***                       5,923             89,200              0.05%
                                     MICROS SYS INC ***                                287             12,536              0.01%
                                     MOLEX INC                                         900             30,213              0.02%
                                     NOVELLUS SYS INC ***                            7,345            181,422              0.11%
                                     NUANCE COMMUNICATIONS INC ***                  20,864            209,892              0.12%
                                     PACKETEER INC ***                               1,047             11,873              0.01%
                                     PHOTRONICS INC  ***                            23,633            349,768              0.21%
                                     PLANTRONICS INC NEW                            23,269            516,804              0.29%
                                     QUALITY SYS INC ***                               527             19,404              0.01%
                                     QUEST SOFTWARE INC ***                          1,402             19,628              0.01%
                                     RSA SEC INC ***                                13,484            365,416              0.21%
                                     SAFENET INC ***                                 2,004             35,511              0.02%
                                     SANDISK CORP ***                                6,725            342,841              0.20%
                                     SILICON IMAGE INC ***                           2,028             21,862              0.01%
                                     SYMANTEC CORP ***                               2,795             43,434              0.02%
                                     SYMBOL TECHNOLOGIES                             2,665             28,755              0.02%
                                     SYNAPTICS INC ***                                 502             10,743              0.01%
                                     TAKE-TWO INTERACTIVE SOFTWARE ***               6,846             74,074              0.04%
                                     TEKELEC ***                                     1,245             15,376              0.01%
                                     TELLABS INC  ***                                3,484             46,372              0.03%
                                     THQ INC ***                                       409              8,834              0.01%
                                     TRANSACTION SYSTEMS ARCHITECTS ***                777             32,393              0.02%
                                     VARIAN SEMICONDUCTOR  EQUIPTME ***              1,537             50,122              0.03%
                                     VEECO INSTRS INC DEL ***                          510             12,158              0.01%
                                     WESTERN DIGITAL CORP ***                        1,148             22,742              0.01%
                                     WRIGHT EXPRESS CORP ***                        21,472            617,105              0.35%
                                     ZEBRA TECHNOLOGIES CORP CL A ***               19,785            675,856              0.38%
                                     ZORAN CORP ***                                    297              7,230              0.00%
                                                                                            ------------------ ------------------
                                                                                                   12,819,261              7.29%
                                                                                            ------------------ ------------------

             Utilities
                                     AES CORP ***                                      630             11,624              0.01%
                                     AGL RES INC                                     1,435             54,702              0.03%
                                     ALLEGHENY ENERGY INC ***                       19,338            716,860              0.41%
                                     ALLETE INC                                        723             34,234              0.02%
                                     AQUA AMER INC                                  18,145            413,525              0.24%
                                     AQUILA INC DEL NEW ***                          2,106              8,866              0.01%
                                     ATMOS ENERGY CORP                                 277              7,731              0.00%
                                     CALIFORNIA WTR SVC GROUP                          233              8,327              0.00%
                                     DPL INC                                        19,560            524,208              0.31%
                                     DUQUESNE LIGHT HOLDINGS INC                       227              3,732              0.00%
                                     EQUITABLE RES INC                              20,679            692,747              0.39%
                                     ITC HLDGS CORP                                  4,121            109,536              0.06%
                                     MIRANT CORP NEW ***                             2,397             64,240              0.04%
                                     NORTHEAST UTILS                                   103              2,129              0.00%
                                     OGE ENERGY CORP (HOLDING CO)                    1,439             50,408              0.03%
                                     ONEOK INC NEW                                     645             21,956              0.01%
                                     PEOPLES ENERGY CORP                             3,625            130,174              0.07%
                                     PNM RES INC                                       323              8,062              0.00%
                                     PPL CORP                                        3,548            114,600              0.07%
                                     RELIANT ENERGY INC ***                         69,016            826,812              0.47%
                                     SOUTHERN UN CO NEW                             13,066            353,566              0.20%
                                     UGI CORP NEW                                    2,630             64,751              0.04%
                                     WESTAR ENERGY INC                               1,928             40,583              0.02%
                                                                                            ------------------ ------------------
                                                                                                    4,263,373              2.43%
                                                                                            ------------------ ------------------

                                     Total common stocks sold short (cost -
                                       $87,100,301)                                           $    87,227,536             49.62%
                                                                                            ------------------ ------------------

Common Stocks (Non-United States)
---------------------------------

      Australia
                      Basic Materials
                                               BHP BILLITON LTD     ADR                     328        14,127         0.01%
                                                                                                 ------------- -------------

      Bahamas
                      Energy
                                               TEEKAY SHIPPING CORPCOM STK               10,871       454,843         0.26%
                                                                                                 ------------- -------------

      Brazil
                      Basic Materials
                                               VOTORANTIM CELULOSE E PAPEL SA ADR ***     2,449        38,155         0.02%

                      Communications
                                               BRASIL TELECOM PARTICIPACOES S ADR ***       523        17,034         0.01%
                                               TELE NORTE LESTE PARTICIPACOES ADR        11,181       142,558         0.08%

                      Consumer, Non-Cyclical
                                               CIA DE BEBIDAS DAS AMERICAS-AM ADR            92         3,795         0.00%
                                               COMPANHIA BRASILEIRA DE DISTRI ADR           912        28,400         0.02%

                      Financials
                                               BANCO ITAU HLDG FINANCEIRA   S ADR         4,738       138,160         0.08%

                      Utilities
                                               CIA ENERGETICA DE MINAS GERAIS ADR         3,522       150,072         0.09%
                                                                                                 ------------- -------------
                                               Total Brazil                                           518,174         0.29%
                                                                                                 ------------- -------------

      Canada
                      Energy
                                               CAMECO CORP COM                            4,465       178,466         0.10%
                                               ENCANA                                     5,638       296,784         0.17%
                                               IMPERIAL OIL COM                              83         3,030         0.00%
                                               PETRO-CANADA COMMON                        2,230       105,724         0.06%
                                               PETROQUEST ENERGY   INC ***               18,281       224,491         0.13%
                                               PRECISION DRILLING  TRUST                    164         5,445         0.00%
                                               SUNCOR ENERGY INC CAD COM                    481        38,966         0.02%
                                               TALISMAN CAD COM                           2,151        37,599         0.02%
                                               ULTRA PETROLEUM CORP COM ***               5,068       300,380         0.17%
                      Health Care
                                               BIOVAIL CORP                                 226         5,291         0.00%
                      Technology
                                               ATI TECH CAD COM (USD) ***                 3,036        44,326         0.03%
                                               RESEARCH IN MOTION CAD ***                 1,702       118,749         0.07%
                      Basic Materials
                                               AGRIUM CAD NPV COM                         2,831        65,736         0.04%
                                               ALCAN INC. (USD)                           8,516       399,741         0.23%
                                               BARRICK GOLD CORP   COM                    6,628       196,189         0.11%
                                               KINROSS GOLD CORP   NEW ***               20,239       220,402         0.12%
                                                                                                 ------------- -------------
                                               Total Canada                                         2,241,319         1.27%
                                                                                                 ------------- -------------

      France
                      Energy
                                               TOTAL  SA ADR                              2,788       182,670         0.10%
                                                                                                 ------------- -------------

      Great Britain
                      Basic Materials
                                               ANGLO AMERICAN PLC   ADR                     634        12,959         0.01%
                                                                                                 ------------- -------------

      Hong Kong
                      Energy
                                               CHINA PETROLEUM &   CHEM -ADR              1,752       100,284         0.06%
                                                                                                 ------------- -------------

      India
                      Financials
                                               HDFC BANK LTD       ADR                      789        43,040         0.02%
                                               ICICI BANK LTD      SPON ADR               4,641       109,760         0.07%

                      Technology
                                               INFOSYS TECHNOLOGIES LTD ADR                 562        42,942         0.02%
                                               SATYAM COMPUTERADR                           645        21,376         0.01%
                                                                                                 ------------- -------------
                                               Total India                                            217,118         0.12%
                                                                                                 ------------- -------------

      Japan
                      Consumer, Cyclical
                                               MATSUSHITA ELECTRIC INDUSTRIAL ADR         1,148        24,257         0.01%
                                               SONY CORPADR                                 914        40,253         0.03%

                      Technology
                                               CANON INC            ADR                     820        60,081         0.03%
                                                                                                 ------------- -------------
                                               Total Japan                                            124,591         0.07%
                                                                                                 ------------- -------------

      Mexico
                      Basic Materials
                                               CEMENTOS DE MEXICO SA DE CV CE ADR ***     3,932       224,006         0.13%

                      Communications
                                               AMERICA MOVIL SA DE CV  MEXICO ADR         2,420        80,489         0.05%

                      Consumer, Cyclical
                                               GRUPO TELEVISA SA    ADR                   3,736        72,142         0.04%

                                                                                                 ------------- -------------
                                               Total Mexico                                           376,637         0.22%
                                                                                                 ------------- -------------

      Netherlands
                      Consumer, Cyclical
                                               ROYAL PHILIPS ELECTRONICS NV  ADR          3,402       105,938         0.06%

                      Financial
                                               AEGON NV             ADR                     164         2,800         0.00%
                                               ING GROEP N V        ADR                   1,178        46,319         0.03%
                      Industrial
                                               CHICAGO BRIDGE      & IRON C0  COM           835        20,165         0.01%

                      Technology
                                               ASML HLDG N V        ADR ***                 368         7,441         0.00%
                                                                                                 ------------- -------------
                                               Total Netherlands                                      182,663         0.10%
                                                                                                 ------------- -------------

      Peru
                      Basic Materials
                                               COMPANIA DE MINAS BUENAVENTURA ADR         4,584       125,052         0.07%
                                                                                                 ------------- -------------
      Russia
                      Communications
                                               MOBILE TELESYSTEMS  SP ADR                 2,527        74,395         0.04%
                                               VIMPEL COMMUNICATIONS OJSC  MO ADR ***     3,645       167,014         0.10%
                                                                                                 ------------- -------------
                                               Total Russia                                           241,409         0.14%
                                                                                                 ------------- -------------

      Singapore
                      Technology
                                               FLEXTRONICS INTL USD ***                  14,078       149,508         0.09%
                                                                                                 ------------- -------------

      South Africa
                      Basic Materials
                                               GOLD FIELDS LTD     SP ADR                11,663       267,083         0.15%
                                                                                                 ------------- -------------

      South Korea
                      Basic Materials
                                               POSCO SPONS ADR                            2,458       164,440         0.09%
                      Financials
                                               KOOKMIN BANK         ADR                     319        26,496         0.02%
                                                                                                 ------------- -------------
                                               Total South Korea                                      190,936         0.11%
                                                                                                 ------------- -------------

      Spain
                      Communications
                                               TELEFONICA S A       ADR                   1,442        71,725         0.04%

                      Energy
                                               REPSOL YPF SA        ADR                     148         4,153         0.00%
                                                                                                 ------------- -------------
                                               Total Spain                                             75,878         0.04%
                                                                                                 ------------- -------------

      Sweden
                      Technology
                                               TELEFON AB L.M.ERICSSON ADR                   45         1,487         0.00%
                                                                                                 ------------- -------------

      Switzerland
                      Financial
                                               UBS AG NEW          COM                      195        21,392         0.01%
                      Industrials
                                               ABB LTD  ZUERICH     ADR                   6,196        80,300         0.05%
                                                                                                 ------------- -------------
                                               Total Switzerland                                      101,692         0.06%
                                                                                                 ------------- -------------

      Turkey
                      Communications
                                               TURKCELL ILETISIM HIZMETLERI ADR ***       1,626        19,284         0.01%
                                                                                                 ------------- -------------

                                               Total common stocks non-United States
                                                 (proceeds - $5,409,249)                         $  5,597,714         3.18%
                                                                                                 ------------- -------------

                                               Total investment securities sold short
                                                 (proceeds - $92,509,550)                        $ 92,825,250        52.80%
                                                                                                 ============= =============

*   - Non-income producing security.

** - pledged as collateral for the trading of forwards and options on forward contracts.

*** - Security did not pay a dividend during the previous twelve months.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
-------------------------------

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
------------------------------------------------------------------------

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
---------------------------------

None.

Item 10. Submission of Matters to a Vote of Security Holders
------------------------------------------------------------

None.

Item 11. Controls and Procedures
--------------------------------

The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits
-----------------

(a) (1) Not Applicable.
    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
    (3) Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        The Campbell Multi-Strategy Trust

By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, Chief Financial Officer

Date              September 8, 2006
                  -----------------

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /s/ Bruce L. Cleland
                  --------------------
                  Bruce L. Cleland, Chief Executive Officer

Date              September 8, 2006
                  -----------------

By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, Chief Financial Officer

Date              September 8, 2006
                  -----------------